As filed with the Securities and Exchange Commission on September 1, 2017

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07495

TRANSAMERICA PARTNERS FUNDS GROUP II

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – June 30, 2017

Note: The Transamerica Partners Funds Group (TPFG) report is included in this filing for Transamerica Partners Funds Group II because the report includes information with respect to the institutional asset allocation portfolios, which are series of TPFG.

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA PARTNERS

INSTITUTIONAL FUNDS GROUP

Semi-Annual Report

June 30, 2017

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

This report is not to be construed as an offering for sale of any shares of the Transamerica Partners Institutional Funds Group, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This is a semi-annual report for the Transamerica Partners Institutional Funds Group.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures for the Funds, is included in the Statement of Additional Information, which is available without charge, upon request: (i) by calling 1-888-233-4339; (ii) on the Funds’ website at www.transamericapartners.com; or (iii) on the SEC’s website at www.sec.gov. In addition, the Funds and the underlying Transamerica Partners Portfolios in which they invest are required to file Form N-PX, with the complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2017, is available without charge, upon request by calling 1-800-851-9777 and on the SEC’s website at www.sec.gov.

Quarterly Portfolios

Transamerica Partners Portfolios and the Funds will file their portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Form N-Q is available on the SEC’s website at www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-888-233-4339.

Dear Shareholder,

On behalf of Transamerica Partners Institutional Fund Group, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of your Fund(s). The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ending June 30, 2017.

We believe it is important to understand market conditions during the period to provide a context for reading this report. While much attention has been focused on Washington, D.C., we would suggest that equity market returns through the first half of the year have been driven more by strong corporate earnings growth. While earnings growth had been elusive over the past two years, the S&P 500® saw reported earnings increase by over 16% in the first quarter, the highest reading since the third quarter of 2011.

Interest rates stabilized somewhat in the first half of the year after spiking during the final months of 2016 in the aftermath of the Presidential election. While the U.S. Federal Reserve (“Fed”) did raise interest rates three times between December 2016 and June 2017, longer term yields still ticked lower, as seen in the 10-year Treasury yield which closed out the second quarter at 2.31%—below its beginning of the year level—as expectations of economic legislation by year end waned. However, credit markets remained fairly optimistic as high yield and emerging market bonds experienced tightening credit spreads.

On the economic front, job growth remained steady and inflation ticked higher. These continued improvements were among the reasons the Fed maintained the confidence to increase the federal funds rate twice in the first half of the year. However, toward the end of the second quarter inflation rates did slow to below the Fed’s target of 2%.

International markets were broadly positive in the first half, led by many emerging markets and improving economic trends in both Europe and Japan. Broad measures of economic growth, such as monthly Purchasing Managers Index reports, had been showing strong improvement since the middle of last year. With both European Central Bank and Bank of Japan monetary policy remaining accommodative, developed international markets performed well.

For the six-month period ending June 30, 2017, the S&P 500® returned 9.34% while the MSCI EAFE Index, representing international developed market equities, gained 14.23%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 2.27%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Partners Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Partners Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Partners Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Partners Funds.

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

As a shareholder in a mutual fund invested in a corresponding Series of Transamerica Partners Portfolios (the “Series Portfolio”), you will bear the ongoing costs of managing the corresponding Series Portfolio in which your Fund invests (such as the investment adviser’s fee and other expenses). You will also bear the cost of operating the mutual fund (such as distribution fees, administrative fees, and other expenses).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2017, and held for the entire period until June 30, 2017.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (C)	Ending Account Value	Expenses Paid During Period (C)	Annualized Expense Ratio (B)

Transamerica Partners Institutional Government Money Market	$1,000.00	$1,000.00	$3.82	$1,021.00	$3.86	0.77%
Transamerica Partners Institutional Balanced	1,000.00	1,064.60	3.94	1,021.00	3.86	0.77

(A)	5% return per year before expenses.

(B)	Ratio reflects the expenses of both the Fund and its corresponding Series Portfolio.

(C)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2017

(unaudited)

	Government Money Market	Balanced
Assets:
Investment in Series Portfolios, at value	$205,303,040	$6,038,716
Receivables and other assets:
Shares sold	—	5,583
Due from adviser	27,242	4,245
Prepaid expenses	411	15
Total assets	205,330,693	6,048,559

Liabilities:
Payables and other liabilities:
Shares redeemed	8,911,734	—
Money market waiver due to advisor	75,109	—
Administration fees	8,190	249
Distribution fees	40,952	1,244
Trustees, CCO and deferred compensation fees	902	12
Audit and tax fees	5,951	3,048
Custody and accounting fees	7,282	3,658
Legal fees	942	61
Printing and shareholder reports fees	12,889	145
Registration fees	6,688	3,944
Other	4,569	56
Total liabilities	9,075,208	12,417
Net assets	$196,255,485	$6,036,142

Net assets consist of:
Paid-in capital	$196,256,114	$19,194,901
Undistributed (distributions in excess of) net investment income (loss)	(713)	905
Accumulated net realized gain (loss) allocated from Series Portfolios	84	(5,518,802)
Net unrealized appreciation (depreciation) allocated from Series Portfolios	—	(7,640,862)
Net assets	$196,255,485	$6,036,142
Shares of common stock outstanding ($0.00001 par value)	196,256,116	428,358
Net asset value per share	$1.00	$14.09

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS

For the period ended June 30, 2017

(unaudited)

	Government Money Market	Balanced
Net investment income (loss) allocated from Series Portfolios:
Dividend income	$—	$31,771
Interest income	761,174	29,479
Net income (loss) from securities lending	—	194
Withholding taxes on foreign income	—	(241)
Expenses (net of waiver and/or reimbursement)	(282,824)	(15,146)
Total investment income (loss)	478,350	46,057

Expenses:
Administration fees	49,346	1,450
Distribution fees	246,729	7,249
Trustees, CCO and deferred compensation fees	2,108	49
Audit and tax fees	7,510	4,806
Custody and accounting fees	10,935	5,493
Legal fees	4,364	165
Printing and shareholder reports fees	9,643	332
Registration fees	23,081	9,407
Other	5,965	938
Total expenses before waiver and/or reimbursement and recapture	359,681	29,889
Expenses waived and/or reimbursed	(167,393)	(22,667)
Recapture of previously waived and/or reimbursed fees	286,775	—
Net expenses	479,063	7,222
Net investment income (loss)	(713)	38,835

Net realized and change in unrealized gain (loss) on investments allocated from Series Portfolios:
Net realized gain (loss)	84	381,068
Net change in unrealized appreciation (depreciation)	—	(60,764)
Net realized and change in unrealized gain (loss)	84	320,304
Net increase (decrease) in net assets resulting from operations	$(629)	$359,139

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Government Money Market		Balanced
	June 30, 2017 (unaudited)	December 31, 2016 (A)	June 30, 2017 (unaudited)	December 31, 2016
From operations allocated from Series Portfolios:
Net investment income (loss)	$(713)	$(7,010)	$38,835	$80,135
Net realized gain (loss)	84	6,489	381,068	159,723
Net change in unrealized appreciation (depreciation)	—	—	(60,764)	173,217
Net increase (decrease) in net assets resulting from operations	(629)	(521)	359,139	413,075

Dividends and/or distributions to shareholders:
Net investment income	—	—	(42,340)	(84,529)

Capital share transactions:
Proceeds from shares sold	39,169,076	109,672,973	334,248	335,750
Dividends and/or distributions reinvested	—	—	42,340	84,529
Cost of shares redeemed	(49,821,839)	(128,757,365)	(86,718)	(592,014)
Net increase (decrease) in net assets resulting from capital share transactions	(10,652,763)	(19,084,392)	289,870	(171,735)
Net increase (decrease) in net assets	(10,653,392)	(19,084,913)	606,669	156,811

Net assets:
Beginning of period/year	206,908,877	225,993,790	5,429,473	5,272,662
End of period/year	$196,255,485	$206,908,877	$6,036,142	$5,429,473
Undistributed (distributions in excess of) net investment income (loss)	$(713)	$—	$905	$4,410

Capital share transactions - shares:
Shares sold	39,169,076	109,672,973	24,295	26,157
Shares reinvested	—	—	3,035	6,534
Shares redeemed	(49,821,839)	(128,757,365)	(6,240)	(46,059)
Net increase (decrease) in shares outstanding	(10,652,763)	(19,084,392)	21,090	(13,368)

(A)	Effective May 2, 2016, the Fund underwent a 10.06-for-1 share split. The Capital share transactions - shares have been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Government Money Market
	June 30, 2017 (unaudited)		December 31, 2016 (A)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations: (B)
Net investment income (loss) (C)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	—
Net realized and unrealized gain (loss)	0.00	(D)	0.00	(D)	0.00	(D)	0.00	(D)	0.00	(D)	—
Total investment operations	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	—		—		—		—		(0.00	)(D)	—
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (E)	0.00	%(F)(G)	0.00	%(F)	0.00	%(F)	0.00	%(F)	0.00	%(F)	0.00	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$196,255		$206,909		$225,994		$252,828		$316,371		$348,183
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.65	%(H)	0.66%		0.62%		0.63%		0.62%		0.63%
Including waiver and/or reimbursement and recapture (I)	0.77	%(H)(K)	0.46	%(J)(K)	0.29%		0.23%		0.22%		0.18%
Net investment income (loss) to average net assets (B)	(0.00	)%(F)(H)	(0.00	)%(F)	(0.00	)%(F)	(0.00	)%(F)	(0.00	)%(F)	—%

(A)	Effective May 2, 2016, the Fund underwent a 10.06-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(B)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Not annualized.
(H)	Annualized.
(I)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. These fees are subject to recapture. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(J)	Includes reimbursement of custody fees at the underlying Series Portfolio level.
(K)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.

For a share outstanding during the period and years indicated:	Balanced
	June 30, 2017 (unaudited)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$13.33		$12.53		$12.68	$11.64	$10.08	$9.04
Investment operations: (A)
Net investment income (loss) (B)	0.09		0.19		0.17	0.18	0.13	0.15
Net realized and unrealized gain (loss)	0.77		0.82		(0.14)	1.06	1.67	1.04
Total investment operations	0.86		1.01		0.03	1.24	1.80	1.19
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.21)		(0.18)	(0.20)	(0.24)	(0.15)
Net asset value, end of period/year	$14.09		$13.33		$12.53	$12.68	$11.64	$10.08
Total return (C)	6.46	%(D)	8.08%		0.28%	10.72%	18.04%	13.26%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,036		$5,429		$5,273	$5,672	$5,741	$5,764
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.59	%(E)	1.64%		1.44%	1.56%	1.55%	1.71%
Including waiver and/or reimbursement (F)	0.77	%(E)(H)	0.72	%(G)(H)	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) to average net assets (A)	1.34	%(E)	1.51%		1.34%	1.45%	1.19%	1.58%
Portfolio turnover rate of Series Portfolio	36	%(D)	37%		50%	92%	123%	150%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.
(G)	Includes reimbursement of custody fees at the underlying Series Portfolio level.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS

At June 30, 2017

(unaudited)

1. ORGANIZATION

Transamerica Partners Funds Group II (the “Trust”), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The Trust is composed of two different series that are separate investment funds. Two of the series are doing business as Transamerica Partners Institutional Fund Group, which are diversified open-ended management companies as defined by the 1940 Act. The funds (each, a “Fund” and collectively, the “Funds”) are listed below. Each Fund invests all of its investable assets in a corresponding series of Transamerica Partners Portfolios (the “Series Portfolio”).

Fund
Transamerica Partners Institutional Government Money Market (“Government Money Market”)
Transamerica Partners Institutional Balanced (“Balanced”)

The Trust’s Board of Trustees (the “Board”) approved the reorganization of Government Money Market into Transamerica Government Money Market, an existing series of Transamerica Funds. The reorganization is subject to certain closing conditions and is scheduled to close on or about October 13, 2017. Government Money Market shareholders will receive newly-issued Class R4 shares of Transamerica Government Money Market in the reorganization.

The financial statements of the Series Portfolio are included within this report and should be read in conjunction with the Funds’ financial statements.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

1. ORGANIZATION (continued)

review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Investment valuation: The value of each Fund’s investments in the corresponding Series Portfolio, as noted within the Statements of Assets and Liabilities, reflects that Fund’s proportional interest in the net assets of the corresponding series of the Series Portfolio.

The valuation policy for the underlying securities held by the Series Portfolio is discussed in the Series Portfolio’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: Each Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the corresponding series of the Series Portfolio. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Series Portfolio is allocated pro rata among the investors and recorded by the Funds on a daily basis.

Operating expenses: The Trust accounts separately for the assets, liabilities, and operations of each of the Funds. Expenses attributable to a Fund are charged to that Fund.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment adviser and administrator, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Trust are also officers and/or trustees of TAM, TFS, and TCI. No interested trustees, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receive compensation from the Trust. Similarly, none of the Trust’s officers and interested trustees receives compensation from the Funds. The independent trustees of the Trust are also trustees of the affiliated investment companies, for which they receive fees.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

3. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2017, the percentage of each Fund’s interest in the applicable Series Portfolio, including any open receivable or payable, is as follows:

Fund	Percentage of Interest in Series Portfolio
Government Money Market	22.33%
Balanced	3.89%

Investment advisory fees: TAM provides general investment advice to each Fund pursuant to the investment advisory agreement. For its services, each Fund is allocated investment advisory fees based on the interest owned in the corresponding Series Portfolio. The advisory fees are accrued daily on Average Net Assets (“ANA”) and payable monthly at an annual rate set forth in the Series Portfolio’s Notes to Financial Statements, which accompany this report. Currently, each Fund invests all of its assets in a corresponding Series Portfolio, and the fees payable to TAM under the investment advisory agreement are reduced completely by the aggregate advisory fees allocated to the Funds by the corresponding Series Portfolio. For all Funds, the investment advisory fees for each Fund is included within the Statements of Operations within Net investment income (loss) allocated from the Series Portfolio, in Expenses (net of waiver and/or reimbursement).

TAM has voluntarily agreed to waive and/or reimburse expenses of each Fund, to the extent that total operating expenses based on daily ANAs, including the expenses of the Series Portfolio, and excluding interest expense, brokerage commissions, and certain extraordinary expenses exceed the following stated annual operating expense limits to the Fund’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations. Fee waivers and/or reimbursements are not subject to recapture by TAM in future years.

Fund	Operating Expense Limit
Government Money Market	0.50%
Balanced	0.75%

Government Money Market: TAM, on a voluntary basis and in addition to the contractual waivers, has agreed to waive fees and/or reimburse expenses of Money Market to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time in order to prevent a negative yield. Any such waiver or expense reimbursement may be discontinued by TAM at any time. TAM is entitled to recapture any amounts waived and/or reimbursed during any of the previous thirty-six months upon Money Market attaining such yield as the Trust’s officers reasonably determine. Waived and/or reimbursed expenses related to the maintenance of yield are included in Expenses waived and/or reimbursed within the Statements of Operations. Recapture of previously waived/or reimbursed fees related to the maintenance of the yield are included in Recapture of previously waived/or reimbursed fees within the Statements of Operations.

For the period ended June 30, 2017 and the years ended December 31, 2014, December 31, 2015, and December 31, 2016, the amounts waived by TAM due to the maintenance of the yield are as follows:

Amounts Waived from Fiscal Years
2014	2015	2016	June 30, 2017	Total
$ 375,020	$ 493,299	$ 232,745	$ 22,066	$ 1,123,130

As of June 30, 2017, the balances available for recapture by TAM due to the maintenance of the yield are as follows:

Amounts Available from Fiscal Years
2014	2015	2016	June 30, 2017	Total
$ 375,020	$ 493,299	$ 232,745	$ 22,066	$ 1,123,130

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into an underwriting agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution fees within the Statements of Operations.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

3. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25%.

Administrative and transfer agent fees: The Trust has entered into an administrative services agreement with TAM for fund administration and transfer agent services. The Funds pay a fee to TAM at an annual rate of 0.05% on each Fund’s daily ANA. The administrative fees are included in Administration/Investment advisory fees within the Statements of Assets and Liabilities and Statements of Operations. TFS continues to provide transfer agency services to the Funds. The Funds do not pay a separate transfer agency fee.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended June 30, 2017, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

4. PRINCIPAL OWNERSHIP

As of June 30, 2017, the Funds had individual shareholder(s) and/or omnibus accounts owning more than 10% of total shares outstanding. The Funds have no knowledge if any portion of the unaffiliated shares are owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on operations, and thus may impact Funds performance. Shareholder accounts with over 10% of total shares outstanding are as follows:

Fund	Number of Individual Shareholders and/or Omnibus Accounts	Total Percentage Interest Held	Total Percentage Held by the Investment Manager and/or Affiliates
Government Money Market	1	100.00%	0.00%
Balanced	1	100.00%	0.00%

5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

6. STOCK SPLIT

Effective May 2, 2016, Government Money Market underwent a 10.06-for-1 stock split. The net effect of the stock split was to decrease each Fund’s NAV per share and increase the number of shares outstanding, with no impact to the aggregate market value of shares outstanding. The historical capital share activity presented within the Statements of Changes in Net Assets and the per share data presented within the Financial Highlights have been retroactively adjusted to reflect the stock split.

7. NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the Securities and Exchange Commission adopted new rules and amended existing rules (together the, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

8. SUBSEQUENT EVENT

The Board recently approved the liquidation of Balanced effective on or about September 15, 2017.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(unaudited)

At a meeting of the Boards of Trustees of Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”) and Transamerica Partners Portfolios (“TPP,” together with TPFG and TPFG II, the “Trusts”) (together, the “Trustees” or the “Board”) held on June 7-8, 2017, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and each Trust, on behalf of Transamerica Partners Institutional Balanced and Transamerica Partners Institutional Government Money Market (each a “Fund” and collectively the “Funds”), each a series of TPFG II.

For the portfolios listed in the left column below, each a master portfolio and a series of TPP (each a “Portfolio” and collectively the “Portfolios”), the Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) between TAM and the corresponding sub-advisers listed in the right column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”). A Fund identified above with a name that corresponds to the name of a Portfolio listed below invests all of its investable assets in that applicable Portfolio.

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	Aegon USA Investment Management, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Government Money Market Portfolio	Aegon USA Investment Management, LLC

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the applicable Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2018.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Fund and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify Funds for which the performance, fees, total expenses and/or profitability appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and, as applicable, each Sub-Adviser to the applicable Fund and/or Portfolio in which the Fund invests all of its assets in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund and/or Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process or the professional qualifications of TAM’s portfolio management team, as applicable to a particular Fund; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for J.P. Morgan Investment Management Inc. (“J.P. Morgan”) and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM, when acting as a manager of managers, for the portion of the investment advisory fee it retains from each Fund after payment of the sub-advisory fees. With respect to each Portfolio, the Board noted that the investment advisory and other services provided by TAM include the design,

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmark(s), in each case for various trailing periods ended December 31, 2016.

When considering each Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

Transamerica Partners Institutional Balanced. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s equity sub-adviser, J.P. Morgan, had commenced subadvising that portion of the Portfolio on July 9, 2010 pursuant to its current equity investment strategies. The Board also noted that the Portfolio’s fixed-income sub-adviser, AUIM, had commenced subadvising that portion of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies. The Trustees also noted recent changes in the portfolio management team at AUIM. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Institutional Government Money Market. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 1, 2013 pursuant to investment strategies that differed from the previous ones. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Fund, including information provided by Broadridge comparing the investment advisory fee and total expense ratio of each Fund to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

Transamerica Partners Institutional Balanced. The Board noted that the Fund’s contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Government Money Market. The Board noted that the Fund’s contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as applicable, as well as the costs of the provision of administration, transfer agency and other services, to each Fund and to the Trusts as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund and the Trusts as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Funds had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for each Fund.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM (with the exception of those fees paid to AUIM, which is affiliated with TAM), and are paid by TAM and not the applicable Portfolio. As a result, for those Portfolios not sub-advised by AUIM, the Board focused on the profitability of TAM and its affiliates with respect to the applicable Portfolio. For each Portfolio sub-advised by AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Funds benefited from any economies of scale. The Board recognized that, as a Fund’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered each Fund’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Funds through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s investment advisory fee schedule. The Trustees concluded that each Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Funds

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Funds and/or Portfolios. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

portfolio transactions (“soft dollars”) as a result of its relationships with the Funds and that TAM believes that the use of soft dollars by J.P. Morgan is generally appropriate and in the best interests of Transamerica Partners Balanced Portfolio. The Board also noted that AUIM participates in a brokerage program pursuant to which a portion of brokerage commissions paid by Transamerica Partners Balanced Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the applicable Fund and its shareholders and voted to approve the renewal of each of the Agreements.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2017

Appendix A

Transamerica Partners Portfolios

Schedules of Investments Composition

At June 30, 2017

(unaudited)

Transamerica Partners Government Money Market Portfolio

Portfolio Characteristics	Years
Average Maturity §	0.26
Duration †	0.08

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	47.4%
Short-Term U.S. Government Agency Obligations	26.0
U.S. Government Agency Obligations	22.4
Short-Term U.S. Government Obligations	4.2
Net Other Assets (Liabilities)	0.0 *
Total	100.0%

Transamerica Partners Balanced Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	59.7%
Corporate Debt Securities	16.0
U.S. Government Obligations	8.7
U.S. Government Agency Obligations	6.5
Commercial Paper	4.4
Mortgage-Backed Securities	4.4
Asset-Backed Securities	2.9
Short-Term U.S. Government Obligations	1.1
Securities Lending Collateral	0.9
Repurchase Agreement	0.5
Foreign Government Obligations	0.5
Municipal Government Obligations	0.3
Preferred Stocks	0.2
Net Other Assets (Liabilities) ^	(6.1)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Government Money Market Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.4%
Federal Agricultural Mortgage Corp. 0.98% (A), 04/03/2018	$ 13,500,000	$ 13,500,000
Federal Farm Credit Banks 0.92% (A), 04/03/2019	12,200,000	12,198,332
1.03% (A), 09/28/2018	13,500,000	13,501,585
1.18% (A), 08/01/2017	2,740,000	2,740,024
1.25% (A), 11/13/2017	12,100,000	12,100,232
Federal Home Loan Banks 0.96% (A), 01/18/2019	12,700,000	12,704,665
1.04% (A), 06/01/2018	13,500,000	13,500,000
1.07% (A), 10/19/2018	22,000,000	22,000,000
1.13% (A), 10/04/2017	24,000,000	24,001,005
1.17% (A), 08/25/2017	9,600,000	9,600,634
1.21% (A), 12/18/2017	7,500,000	7,504,943
1.30% (A), 10/27/2017	20,500,000	20,500,000
Federal Home Loan Mortgage Corp. 0.90% (A), 08/10/2018, MTN	26,500,000	26,500,000
Federal National Mortgage Association 1.23% (A), 03/21/2018	15,500,000	15,531,168

Total U.S. Government Agency Obligations (Cost $205,882,588)		205,882,588

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.0%
Federal Agricultural Mortgage Corp. 1.11% (A), 06/22/2018	21,000,000	21,000,000
1.24% (A), 08/25/2017	12,500,000	12,500,095
Federal Farm Credit Discount Notes 0.66% (B), 08/07/2017	5,000,000	4,996,660
0.72% (B), 09/08/2017	14,000,000	13,980,948
0.91% (B), 07/06/2017	26,140,000	26,136,732
Federal Home Loan Bank Discount Notes 0.86% (B), 07/14/2017 - 07/19/2017	31,000,000	30,987,544
0.87% (B), 07/26/2017	28,000,000	27,983,317
0.92% (B), 08/04/2017	25,000,000	24,978,703
0.97% (B), 08/23/2017	26,000,000	25,963,598
1.06% (B), 09/22/2017	36,300,000	36,212,542
Federal Home Loan Banks 1.17% (A), 07/12/2017	14,600,000	14,600,000

Total Short-Term U.S. Government Agency Obligations (Cost $239,340,139)		239,340,139

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.2%
U.S. Treasury Bill 1.08% (B), 12/21/2017	12,300,000	12,237,345
1.13% (B), 12/21/2017	26,000,000	25,861,187

Total Short-Term U.S. Government Obligations (Cost $38,098,532)		38,098,532

REPURCHASE AGREEMENTS - 47.4%
Barclays Capital, Inc. 1.05% (B), dated 06/30/2017, to be repurchased at $84,107,359 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 1.36% - 5.58%, due 10/15/2033 - 03/20/2047, and with a total value of $85,782,000.	84,100,000	84,100,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Barclays Capital, Inc. 1.26% (B), dated 06/09/2017, to be repurchased at $34,069,747 on 08/08/2017. Collateralized by U.S. Government Agency Obligations and a U.S. Government Obligation, 1.61% - 5.50%, due 06/30/2022 - 06/20/2047, and with a total value of $35,190,037. (C)

	$ 34,000,000	$ 34,000,000
Deutsche Bank Securities, Inc. 1.16% (B), dated 06/30/2017, to be repurchased at $9,000,870 on 07/03/2017. Collateralized a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $9,180,071.	9,000,000	9,000,000
Goldman Sachs & Co. 1.03% (B), dated 06/30/2017, to be repurchased at $38,403,296 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 2.50% - 4.50%, due 09/01/2027 - 07/01/2047, and with a total value of $39,168,001.	38,400,000	38,400,000
ING Financial Markets LLC 1.02% (B), dated 06/30/2017, to be repurchased at $105,308,951 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 0.88% - 1.88%, due 10/26/2017 - 02/19/2019, and with a total value of $107,408,272.	105,300,000	105,300,000
Jefferies LLC 1.25% (B), dated 06/30/2017, to be repurchased at $45,004,688 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 2.75 - 6.15%, due 06/01/2026 - 06/15/2058, and with a total value of $45,900,000.	45,000,000	45,000,000
Nomura Securities International, Inc. 1.13% (B), dated 06/30/2017, to be repurchased at $120,011,300 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 1.93% - 9.00%, due 07/01/2017 - 10/20/2066, and with a total value of $122,400,000.	120,000,000	120,000,000
State Street Bank & Trust Co. 0.12% (B), dated 06/30/2017, to be repurchased at $395,938 on 07/03/2017. Collateralized by a U.S. Government Obligation, 2.00%, due 04/30/2024, and with a value of $404,217.	395,934	395,934

Total Repurchase Agreements (Cost $436,195,934)		436,195,934

Total Investments (Cost $919,517,193) (D)		919,517,193
Net Other Assets (Liabilities) - 0.0% (E)		12,014

Net Assets - 100.0%		$ 919,529,207

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Government Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$205,882,588	$—	$205,882,588
Short-Term U.S. Government Agency Obligations	—	239,340,139	—	239,340,139
Short-Term U.S. Government Obligations	—	38,098,532	—	38,098,532
Repurchase Agreements	—	436,195,934	—	436,195,934

Total Investments	$—	$919,517,193	$—	$919,517,193

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2017.
(B)	Rates disclosed reflect the yields at June 30, 2017.
(C)	Illiquid security. At June 30, 2017, the value of such securities amounted to $34,000,000 or 3.7% of the Portfolio’s net assets.
(D)	Aggregate cost for federal income tax purposes is $919,517,193.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 59.7%
Aerospace & Defense - 1.0%
General Dynamics Corp.	2,739	$ 542,596
L3 Technologies, Inc.	473	79,029
Northrop Grumman Corp.	1,527	391,996
Textron, Inc.	1,057	49,785
United Technologies Corp.	3,438	419,814

		1,483,220

Air Freight & Logistics - 0.1%
FedEx Corp.	450	97,798

Airlines - 0.5%
Delta Air Lines, Inc.	6,485	348,504
United Continental Holdings, Inc. (A)	5,719	430,355

		778,859

Auto Components - 0.3%
Delphi Automotive PLC, Class A	3,453	302,655
Lear Corp.	661	93,915

		396,570

Automobiles - 0.3%
Ford Motor Co.	17,278	193,341
General Motors Co.	5,810	202,943

		396,284

Banks - 3.6%
Bank of America Corp.	70,247	1,704,192
BB&T Corp.	2,740	124,423
Citigroup, Inc.	22,069	1,475,975
KeyCorp	19,096	357,859
PNC Financial Services Group, Inc.	1,300	162,331
Regions Financial Corp.	4,942	72,351
SVB Financial Group (A)	455	79,984
Wells Fargo & Co.	27,894	1,545,607
Zions Bancorporation	1,588	69,729

		5,592,451

Beverages - 1.9%
Brown-Forman Corp., Class B	2,050	99,630
Coca-Cola Co.	5,612	251,698
Constellation Brands, Inc., Class A	3,095	599,595
Dr Pepper Snapple Group, Inc.	818	74,528
Molson Coors Brewing Co., Class B	6,412	553,612
PepsiCo, Inc.	12,019	1,388,074

		2,967,137

Biotechnology - 1.7%
AbbVie, Inc., Class G	2,090	151,546
Alexion Pharmaceuticals, Inc. (A)	1,975	240,298
Amgen, Inc.	290	49,947
Biogen, Inc. (A)	2,112	573,112
BioMarin Pharmaceutical, Inc. (A)	429	38,962
Celgene Corp. (A)	5,525	717,532
Gilead Sciences, Inc.	8,353	591,225
Vertex Pharmaceuticals, Inc. (A)	2,432	313,412

		2,676,034

Building Products - 0.3%
Allegion PLC	2,999	243,279
Masco Corp.	7,142	272,896

		516,175

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 2.1%
Ameriprise Financial, Inc.	720	$ 91,649
Bank of New York Mellon Corp.	11,461	584,740
BlackRock, Inc., Class A	165	69,698
Charles Schwab Corp.	17,531	753,132
Goldman Sachs Group, Inc.	386	85,653
Intercontinental Exchange, Inc.	6,518	429,667
Morgan Stanley	18,781	836,881
State Street Corp.	3,918	351,562

		3,202,982

Chemicals - 1.3%
Albemarle Corp.	700	73,878
Celanese Corp., Series A	1,050	99,687
Dow Chemical Co.	4,989	314,656
E.I. du Pont de Nemours & Co.	9,535	769,570
Eastman Chemical Co.	6,117	513,767
Mosaic Co.	9,211	210,287

		1,981,845

Communications Equipment - 0.2%
Cisco Systems, Inc.	10,431	326,490

Construction Materials - 0.0% (B)
Vulcan Materials Co.	510	64,607

Consumer Finance - 0.5%
American Express Co.	2,020	170,165
Capital One Financial Corp.	4,435	366,420
Discover Financial Services	4,861	302,305

		838,890

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	3,235	193,000
WestRock Co.	4,203	238,142

		431,142

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	7,720	1,307,537
Voya Financial, Inc.	1,352	49,875

		1,357,412

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	18,474	697,024
Verizon Communications, Inc.	11,162	498,495

		1,195,519

Electric Utilities - 1.6%
American Electric Power Co., Inc.	1,350	93,784
Duke Energy Corp.	2,590	216,498
Edison International	5,816	454,753
NextEra Energy, Inc.	5,453	764,129
PG&E Corp.	7,497	497,576
Xcel Energy, Inc.	9,736	446,688

		2,473,428

Electrical Equipment - 0.3%
Eaton Corp. PLC	5,892	458,574

Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	7,622	599,699

Energy Equipment & Services - 0.3%
Halliburton Co.	3,941	168,320
Schlumberger, Ltd.	4,420	291,013

		459,333

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	1,999	$ 384,148
Boston Properties, Inc.	1,040	127,941
Brixmor Property Group, Inc.	2,520	45,058
Camden Property Trust	550	47,031
Digital Realty Trust, Inc.	710	80,194
Equinix, Inc.	394	169,089
Extra Space Storage, Inc.	1,800	140,400
Federal Realty Investment Trust	850	107,431
HCP, Inc.	4,480	143,181
Kimco Realty Corp.	3,468	63,638
Omega Healthcare Investors, Inc.	820	27,076
Prologis, Inc., Class A	4,885	286,456
Public Storage	1,576	328,643
Regency Centers Corp.	939	58,819
Vornado Realty Trust, Class A	1,950	183,105

		2,192,210

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	3,523	563,433
Kroger Co.	4,085	95,262
Wal-Mart Stores, Inc.	1,099	83,172
Walgreens Boots Alliance, Inc.	9,653	755,927

		1,497,794

Food Products - 0.6%
Archer-Daniels-Midland Co.	1,205	49,863
J.M. Smucker, Co.	276	32,659
Kraft Heinz Co.	2,446	209,475
Mondelez International, Inc., Class A	15,595	673,548

		965,545

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	12,320	598,875
Becton Dickinson and Co.	1,972	384,757
Boston Scientific Corp. (A)	22,571	625,668
Cooper Cos., Inc.	243	58,179
Danaher Corp.	2,663	224,730
Zimmer Biomet Holdings, Inc., Class A	1,474	189,262

		2,081,471

Health Care Providers & Services - 1.7%
Aetna, Inc.	3,151	478,416
Cigna Corp.	1,116	186,807
HCA Healthcare, Inc. (A)	568	49,530
Humana, Inc., Class A	1,453	349,621
UnitedHealth Group, Inc.	8,378	1,553,449

		2,617,823

Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises, Ltd., Class A	2,620	286,182
Starbucks Corp.	11,148	650,040

		936,222

Household Durables - 0.2%
D.R. Horton, Inc.	3,081	106,510
Newell Brands, Inc.	965	51,743
PulteGroup, Inc.	6,682	163,910
Toll Brothers, Inc.	1,430	56,499

		378,662

Household Products - 0.8%
Kimberly-Clark Corp.	3,950	509,985

	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
Procter & Gamble Co.	7,922	$ 690,402

		1,200,387

Industrial Conglomerates - 1.6%
General Electric Co.	44,347	1,197,813
Honeywell International, Inc.	9,232	1,230,533

		2,428,346

Insurance - 1.6%
American International Group, Inc.	6,386	399,253
Arthur J. Gallagher & Co.	6,053	346,534
Chubb, Ltd.	4,375	636,037
Hartford Financial Services Group, Inc.	4,650	244,451
MetLife, Inc.	15,640	859,262

		2,485,537

Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. (A)	1,913	1,851,784

Internet Software & Services - 3.3%
Alphabet, Inc., Class A (A)	1,746	1,623,221
Alphabet, Inc., Class C (A)	1,781	1,618,448
Facebook, Inc., Class A (A)	12,184	1,839,541

		5,081,210

IT Services - 2.4%
Accenture PLC, Class A	9,965	1,232,471
Automatic Data Processing, Inc.	870	89,140
Fidelity National Information Services, Inc.	5,386	459,965
International Business Machines Corp.	1,540	236,898
Paychex, Inc.	1,580	89,965
Vantiv, Inc., Class A (A)	1,843	116,736
Visa, Inc., Class A	14,623	1,371,345
WEX, Inc. (A)	1,563	162,974

		3,759,494

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	3,239	192,105
Illumina, Inc. (A)	1,369	237,549
Thermo Fisher Scientific, Inc.	1,676	292,412

		722,066

Machinery - 1.3%
Deere & Co.	380	46,964
Fortive Corp.	652	41,304
Ingersoll-Rand PLC	7,492	684,694
PACCAR, Inc.	5,556	366,918
Parker-Hannifin Corp.	609	97,331
Pentair PLC	50	3,327
Snap-on, Inc.	1,575	248,850
Stanley Black & Decker, Inc.	4,160	585,437

		2,074,825

Media - 2.6%
Charter Communications, Inc., Class A (A)	2,374	799,682
Comcast Corp., Class A	28,112	1,094,119
DISH Network Corp., Class A (A)	4,338	272,253
Sirius XM Holdings, Inc. (C)	25,759	140,902
Time Warner, Inc.	2,439	244,900
Twenty-First Century Fox, Inc., Class A	31,344	888,289
Walt Disney Co.	6,302	669,587

		4,109,732

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.1%
Alcoa Corp.	1,910	$ 62,361
Newmont Mining Corp.	2,133	69,088

		131,449

Multi-Utilities - 0.3%
CMS Energy Corp.	6,921	320,096
NiSource, Inc., Class B	7,600	192,736

		512,832

Multiline Retail - 0.2%
Dollar General Corp.	2,357	169,916
Dollar Tree, Inc. (A)	670	46,847
Macy’s, Inc.	3,000	69,720

		286,483

Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp., Class A	5,530	250,730
Apache Corp.	1,745	83,638
Cabot Oil & Gas Corp.	5,585	140,072
Chevron Corp.	6,568	685,239
Concho Resources, Inc. (A)	1,266	153,857
Diamondback Energy, Inc. (A)	3,519	312,522
EOG Resources, Inc.	7,355	665,775
EQT Corp.	2,798	163,935
Exxon Mobil Corp.	15,059	1,215,713
Kinder Morgan, Inc.	6,710	128,564
Marathon Petroleum Corp.	8	419
Occidental Petroleum Corp.	6,884	412,145
Phillips 66	2,110	174,476
Pioneer Natural Resources Co.	3,343	533,476
Valero Energy Corp.	2,036	137,348

		5,057,909

Pharmaceuticals - 3.4%
Allergan PLC	3,232	785,667
Bristol-Myers Squibb Co.	12,234	681,679
Eli Lilly & Co.	8,606	708,274
Johnson & Johnson	7,658	1,013,077
Merck & Co., Inc.	9,835	630,325
Pfizer, Inc.	42,555	1,429,422

		5,248,444

Road & Rail - 0.9%
Canadian Pacific Railway, Ltd.	1,171	188,308
Norfolk Southern Corp.	2,210	268,957
Union Pacific Corp.	9,304	1,013,299

		1,470,564

Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc., Class A	9,937	773,099
Broadcom, Ltd.	4,428	1,031,945
Lam Research Corp.	706	99,850
Microchip Technology, Inc.	3,030	233,855
NVIDIA Corp.	1,420	205,275
Texas Instruments, Inc.	12,445	957,394

		3,301,418

Software - 2.9%
Adobe Systems, Inc. (A)	8,130	1,149,907
Microsoft Corp.	45,232	3,117,842
Oracle Corp.	2,330	116,826
Workday, Inc., Class A (A)	1,057	102,529

		4,487,104

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.3%
AutoZone, Inc. (A)	150	$ 85,569
Best Buy Co., Inc.	2,590	148,485
Home Depot, Inc.	7,793	1,195,446
Lowe’s Cos., Inc.	9,962	772,354
O’Reilly Automotive, Inc. (A)	1,387	303,392
Ross Stores, Inc.	4,829	278,778
TJX Cos., Inc.	10,564	762,404

		3,546,428

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	25,075	3,611,302
HP, Inc.	24,480	427,910

		4,039,212

Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc., Class B	3,130	184,670

Tobacco - 0.9%
Altria Group, Inc.	3,830	285,220
Philip Morris International, Inc.	9,970	1,170,977

		1,456,197

Trading Companies & Distributors - 0.0% (B)
HD Supply Holdings, Inc. (A)	1,450	44,414

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	2,208	133,849

Total Common Stocks (Cost $79,913,179)		92,578,530

PREFERRED STOCKS - 0.2%
Banks - 0.1%
Citigroup Capital XIII 7.54% (D)	3,392	88,124

Capital Markets - 0.0% (B)
State Street Corp. Series D, 5.90% (D)	1,536	43,177

Electric Utilities - 0.0% (B)
SCE Trust III Series H, 5.75% (D)	320	8,986

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp. Series Z, 8.38% (A) (D)	14,925	81,341
Federal National Mortgage Association
Series O, 0.00% (A) (D) (E)	600	5,592
Series S, 8.25% (A) (D)	10,800	62,208

		149,141

Total Preferred Stocks (Cost $814,042)		289,428

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
American Tower Trust #1 Series 2013-1A, Class 1A, 1.55%, 03/15/2043 (F)	$ 200,000	199,593
Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A, 1.92%, 09/20/2019 (F)	100,000	99,953

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 2.59% (D), 07/18/2027 (F)	$ 235,000	$ 236,044
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (F)	94,430	94,708
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (F)	93,216	92,104
Hertz Vehicle Financing LLC Series 2016-3A, Class A, 2.27%, 07/25/2020 (F)	110,000	109,090
ICG US CLO, Ltd. Series 2014-1A, Class A1, 2.31% (D), 04/20/2026 (F)	235,000	234,337
JGWPT XXVI LLC Series 2012-2A, Class A, 3.84%, 10/15/2059 (F)	182,997	182,919
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (F)	70,038	69,559
Series 2016-1A, Class A,
2.25%, 12/20/2033 (F)	83,465	82,450
New Residential Advanced Receivables Trust Series 2017-T1, Class AT1, 3.21%, 02/15/2051 (F)	100,000	100,568
NRZ Advance Receivables Trust Series 2016-T4, Class AT4, 3.11%, 12/15/2050 (F)	300,000	295,913
OCP CLO, Ltd. Series 2015-8A, Class A1, 2.69% (D), 04/17/2027 (F)	220,000	220,088
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (F)	290,000	289,316
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.66% (D), 07/20/2027 (F)	250,000	250,014
Series 2015-2A, Class A1AR,
0.00% (D) (E), 07/20/2030 (F) (G)	250,000	250,000
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (F)	380,000	382,002
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (F)	20,656	20,683
Series 2014-1A, Class A,
2.07%, 03/20/2030 (F)	46,281	46,221
Series 2014-2A, Class A,
2.05% (D), 06/20/2031 (F)	39,243	39,184
Series 2015-1A, Class A,
2.40%, 03/22/2032 (F)	32,891	32,906
Series 2015-1A, Class B,
3.05%, 03/22/2032 (F)	34,321	34,494
Series 2016-2A, Class A,
2.33%, 07/20/2033 (F)	61,766	61,733
Silverleaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (F)	37,003	36,944

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (F)	$ 139,104	$ 135,828
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (F)	119,483	120,187
Towd Point Mortgage Trust Series 2017-1, Class A1, 2.75% (D), 10/25/2056 (F)	193,898	195,392
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 2.11% (D), 10/15/2018 (F)	290,000	289,744
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (F)	78,054	77,795
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (F)	150,000	149,967

Total Asset-Backed Securities (Cost $4,444,406)		4,429,736

CORPORATE DEBT SECURITIES - 16.0%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	54,000	60,107
5.10%, 01/15/2044	49,000	54,990

		115,097

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	126,798	125,682
3.70%, 04/01/2028	154,409	158,270
Delta Air Lines Pass-Through Trust 6.82%, 02/10/2024	315,263	361,764
United Airlines Pass-Through Trust 3.75%, 03/03/2028	274,136	283,731

		929,447

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025	105,000	105,477

Automobiles - 0.1%
Ford Motor Co. 4.35%, 12/08/2026	150,000	154,416
General Motors Co.
4.88%, 10/02/2023	30,000	32,150
6.25%, 10/02/2043	20,000	22,215

		208,781

Banks - 2.9%
Bank of America Corp.
4.10%, 07/24/2023	175,000	185,259
4.45%, 03/03/2026, MTN	45,000	46,833
5.75%, 12/01/2017	75,000	76,269
Bank One Corp. 8.00%, 04/29/2027	65,000	85,972
Barclays Bank PLC 10.18%, 06/12/2021 (F)	390,000	488,463
Branch Banking & Trust Co. 3.80%, 10/30/2026	110,000	115,296

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
1.70%, 04/27/2018	$ 203,000	$ 202,797
2.63% (D), 09/01/2023	165,000	168,064
6.68%, 09/13/2043	20,000	26,689
Commerzbank AG 8.13%, 09/19/2023 (F)	255,000	307,644
Cooperatieve Rabobank UA 11.00% (D), 06/30/2019 (F) (H)	405,000	470,408
Discover Bank 3.45%, 07/27/2026	250,000	241,799
First Horizon National Corp. 3.50%, 12/15/2020	110,000	112,821
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (F)	65,000	65,920
JPMorgan Chase & Co.
3.25%, 09/23/2022	478,000	489,865
3.54% (D), 05/01/2028	103,000	103,312
4.85%, 02/01/2044	20,000	23,047
6.75% (D), 02/01/2024 (H)	13,000	14,771
Nordea Bank AB 4.25%, 09/21/2022 (F)	470,000	498,421
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	65,000	71,595
6.40%, 10/21/2019	60,000	65,222
Toronto-Dominion Bank 3.63% (D), 09/15/2031	150,000	148,827
Wells Fargo & Co.
2.13%, 04/22/2019	95,000	95,495
3.58% (D), 05/22/2028, MTN	98,000	99,042
4.10%, 06/03/2026, MTN	36,000	37,277
4.13%, 08/15/2023	92,000	97,294
5.38%, 11/02/2043	67,000	77,510
5.90% (D), 06/15/2024 (H)	43,000	46,053

		4,461,965

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	147,000	151,450
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048 (F)	197,000	209,003
Constellation Brands, Inc. 3.70%, 12/06/2026	52,000	52,921
Molson Coors Brewing Co.
2.10%, 07/15/2021	130,000	127,838
4.20%, 07/15/2046	21,000	20,710
Pernod Ricard SA 5.75%, 04/07/2021 (F)	300,000	334,075

		895,997

Biotechnology - 0.4%
AbbVie, Inc. 3.20%, 05/14/2026	222,000	219,378
Amgen, Inc. 4.40%, 05/01/2045	31,000	31,842
Biogen, Inc. 4.05%, 09/15/2025	110,000	116,137
Celgene Corp. 5.00%, 08/15/2045	226,000	254,475

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
2.95%, 03/01/2027 (C)	$ 32,000	$ 31,057
4.15%, 03/01/2047	31,000	31,145

		684,034

Capital Markets - 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	205,000	214,119
7.30%, 06/28/2019	160,000	176,288
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 06/09/2023	80,000	82,476
Deutsche Bank AG
2.48% (D), 08/20/2020	70,000	70,276
6.00%, 09/01/2017	55,000	55,363
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	155,000	174,510
6.25%, 02/01/2041	20,000	26,126
6.75%, 10/01/2037	75,000	97,353
Macquarie Group, Ltd. 6.25%, 01/14/2021 (F)	230,000	255,821
Morgan Stanley
5.00%, 11/24/2025	220,000	239,241
5.75%, 01/25/2021	280,000	309,801
Oaktree Capital Management, LP 6.75%, 12/02/2019 (F)	175,000	191,958
State Street Corp. 2.25% (D), 06/01/2077	11,000	10,127
UBS AG 7.63%, 08/17/2022	250,000	293,500
UBS Group Funding Switzerland AG 4.25%, 03/23/2028 (F)	200,000	208,946

		2,405,905

Chemicals - 0.1%
LyondellBasell Industries NV 5.00%, 04/15/2019	60,000	62,726
Monsanto Co. 4.40%, 07/15/2044	110,000	111,877

		174,603

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC 3.85%, 11/15/2024 (F)	140,000	144,102
Hutchison Whampoa International 14, Ltd. 1.63%, 10/31/2017 (F)	200,000	199,522

		343,624

Communications Equipment - 0.1%
Harris Corp. 5.55%, 10/01/2021	120,000	133,154

Construction & Engineering - 0.1%
SBA Tower Trust
2.24%, 04/15/2043 (F)	65,000	64,969
2.88%, 07/15/2021 (F)	58,000	57,881
3.17%, 04/15/2022 (F)	110,000	110,458

		233,308

Construction Materials - 0.3%
LafargeHolcim Finance US LLC 4.75%, 09/22/2046 (F)	200,000	208,043

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials (continued)
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	$ 200,000	$ 209,888

		417,931

Consumer Finance - 0.4%
Ally Financial, Inc.
3.50%, 01/27/2019	120,000	121,650
4.13%, 03/30/2020	120,000	123,300
American Express Co. 4.05%, 12/03/2042	50,000	51,194
BMW US Capital LLC 2.80%, 04/11/2026 (F)	82,000	79,762
Capital One Financial Corp. 2.50%, 05/12/2020	136,000	136,589
Discover Financial Services 3.75%, 03/04/2025	193,000	190,698

		703,193

Containers & Packaging - 0.1%
International Paper Co. 4.75%, 02/15/2022	96,000	104,603
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 6.88%, 02/15/2021	64,814	66,596

		171,199

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College 3.62%, 10/01/2037	15,000	15,610

Diversified Financial Services - 0.0%
Kaupthing ehf 7.63%, 02/28/2020 (I) (J) (K)	710,000	0	(L)

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 06/30/2022	180,000	180,093
3.40%, 05/15/2025	130,000	127,802
4.35%, 06/15/2045	70,000	64,968
4.60%, 02/15/2021	67,000	71,458
5.00%, 03/01/2021	34,000	36,763
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (F)	40,000	39,548
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	54,000	54,013
Sprint Capital Corp. 6.88%, 11/15/2028	24,000	26,678
Verizon Communications, Inc.
5.15%, 09/15/2023	155,000	172,172
5.50%, 03/16/2047	187,000	204,421

		977,916

Electric Utilities - 0.5%
Appalachian Power Co. 3.40%, 06/01/2025 (C)	110,000	112,970
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	51,506
8.88%, 11/15/2018	9,000	9,799
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	226,000	215,741
Entergy Arkansas, Inc. 3.70%, 06/01/2024	61,000	63,891

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Jersey Central Power & Light Co. 7.35%, 02/01/2019	$ 35,000	$ 37,697
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (F)	65,000	68,783
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,776
5.30%, 06/01/2042	25,000	30,171
PacifiCorp
3.60%, 04/01/2024	130,000	136,283
5.75%, 04/01/2037	25,000	31,638

		771,255

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. 3.88%, 01/12/2028	130,000	128,918

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (F)	100,000	101,820
Schlumberger Investment SA 3.65%, 12/01/2023	33,000	34,687
Weatherford International, Ltd. 5.95%, 04/15/2042	35,000	27,300

		163,807

Equity Real Estate Investment Trusts - 0.7%
CBL & Associates, LP 5.25%, 12/01/2023 (C)	139,000	135,590
EPR Properties 4.50%, 04/01/2025	225,000	228,099
HCP, Inc. 3.40%, 02/01/2025	85,000	83,699
Hospitality Properties Trust 5.00%, 08/15/2022	174,000	186,512
Kilroy Realty, LP 4.25%, 08/15/2029	265,000	270,885
Realty Income Corp. 3.88%, 07/15/2024	190,000	196,207
VEREIT Operating Partnership, LP 3.00%, 02/06/2019	60,000	60,551

		1,161,543

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.13%, 06/01/2021	182,000	179,781
5.30%, 12/05/2043	14,000	16,134
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	43,249
4.30%, 04/22/2044	60,000	66,456
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	135,000	139,197

		444,817

Food Products - 0.3%
Conagra Brands, Inc. 3.20%, 01/25/2023	81,000	81,644
Kraft Heinz Foods Co. 4.88%, 02/15/2025 (F)	75,000	80,384
Tyson Foods, Inc.
3.55%, 06/02/2027	161,000	162,878
3.95%, 08/15/2024	68,000	71,156

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
WhiteWave Foods Co. 5.38%, 10/01/2022	$ 84,000	$ 94,751

		490,813

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories 3.75%, 11/30/2026	213,000	217,433
Becton Dickinson and Co. 3.70%, 06/06/2027	216,000	216,683
Boston Scientific Corp. 2.65%, 10/01/2018	56,000	56,514
Medtronic, Inc. 4.63%, 03/15/2045	117,000	131,676

		622,306

Health Care Providers & Services - 0.3%
Anthem, Inc.
1.88%, 01/15/2018	76,000	76,063
2.30%, 07/15/2018	104,000	104,585
3.30%, 01/15/2023	25,000	25,498
3.70%, 08/15/2021	8,000	8,345
Coventry Health Care, Inc. 5.45%, 06/15/2021	66,000	72,813
Express Scripts Holding Co. 4.50%, 02/25/2026	61,000	64,648
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	84,000	85,260
Tenet Healthcare Corp. 6.25%, 11/01/2018	55,000	58,025
UnitedHealth Group, Inc. 3.38%, 11/15/2021	19,000	19,809

		515,046

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	94,000	100,052
Newell Brands, Inc. 4.20%, 04/01/2026	31,000	32,915

		132,967

Independent Power & Renewable Electricity Producers - 0.0% (B)
NRG Energy, Inc. 6.63%, 03/15/2023	60,000	61,650

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (H)	555,000	589,077
6.88%, 01/10/2039, MTN	20,000	28,990

		618,067

Insurance - 0.6%
American International Group, Inc. 8.18% (D), 05/15/2068	26,000	35,100
CNA Financial Corp. 5.88%, 08/15/2020	90,000	99,116
Enstar Group, Ltd. 4.50%, 03/10/2022	46,000	47,458
Fidelity National Financial, Inc. 5.50%, 09/01/2022	60,000	63,790
Lincoln National Corp. 8.75%, 07/01/2019	46,000	51,717

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	$ 80,000	$ 82,186
Pacific Life Insurance Co. 9.25%, 06/15/2039 (F)	126,000	205,384
Reinsurance Group of America, Inc. 3.91% (D), 12/15/2065	291,000	277,905

		862,656

IT Services - 0.0% (B)
Mastercard, Inc. 3.38%, 04/01/2024	33,000	34,418

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.40%, 02/01/2019	133,000	133,986

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (F)	200,000	196,414

Media - 0.3%
CBS Corp. 5.75%, 04/15/2020	85,000	92,979
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	100,000	102,770
Comcast Corp. 5.88%, 02/15/2018	116,000	119,047
NBCUniversal Media LLC
4.38%, 04/01/2021	134,000	144,437
4.45%, 01/15/2043	47,000	49,898

		509,131

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023	44,000	46,827
Freeport-McMoRan, Inc. 3.88%, 03/15/2023 (C)	45,000	41,850

		88,677

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	23,012
4.88%, 03/01/2044	33,000	36,782
Dominion Energy, Inc. 2.58%, 07/01/2020	79,000	79,408
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	140,000	141,369

		280,571

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (C)	68,000	75,990
Apache Corp.
4.25%, 01/15/2044	15,000	14,050
4.75%, 04/15/2043	22,000	22,064
BP Capital Markets PLC 3.12%, 05/04/2026	150,000	148,669
Continental Resources, Inc. 3.80%, 06/01/2024	25,000	22,890
Energy Transfer, LP 5.95%, 10/01/2043	35,000	37,078

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners, LP 4.85%, 07/15/2026	$ 47,000	$ 48,900
EOG Resources, Inc. 2.45%, 04/01/2020	88,000	88,272
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	150,592
3.04%, 03/01/2026	60,000	60,514
Husky Energy, Inc. 4.00%, 04/15/2024	45,000	45,631
Kerr-McGee Corp. 6.95%, 07/01/2024	50,000	58,639
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	117,000	120,272
Laredo Petroleum, Inc. 7.38%, 05/01/2022	60,000	60,600
Murphy Oil Corp. 3.50%, 12/01/2017	61,000	61,070
Nexen Energy ULC 5.88%, 03/10/2035	10,000	11,922
Noble Energy, Inc.
6.00%, 03/01/2041	22,000	24,618
8.25%, 03/01/2019	47,000	51,557
Petrobras Global Finance BV 6.25%, 03/17/2024	70,000	71,330
Petroleos Mexicanos 3.50%, 07/18/2018 - 01/30/2023	100,000	99,066
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028 (F)	130,000	131,341
Shell International Finance BV
2.50%, 09/12/2026	130,000	124,289
3.75%, 09/12/2046	39,000	36,906
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	38,819
4.63%, 03/01/2034	35,000	38,407
Western Gas Partners, LP 5.38%, 06/01/2021	76,000	81,588
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	12,805
7.88%, 09/01/2021	33,000	38,280
Williams Partners, LP 5.40%, 03/04/2044	35,000	36,967

		1,813,126

Pharmaceuticals - 0.2%
Allergan Funding SCS 3.80%, 03/15/2025	127,000	131,363
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	128,000	125,165

		256,528

Road & Rail - 0.2%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (F)	106,000	105,625
7.13%, 10/15/2020 (F)	153,000	173,806
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	18,459
3.75%, 04/01/2024	12,000	12,719

		310,609

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp. 2.88%, 05/11/2024	$ 145,000	$ 145,549
KLA-Tencor Corp. 4.13%, 11/01/2021	155,000	164,003
QUALCOMM, Inc. 3.25%, 05/20/2027	132,000	132,302

		441,854

Software - 0.1%
Microsoft Corp. 3.30%, 02/06/2027	140,000	144,210

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.85%, 02/23/2023	240,000	244,162
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (F)	115,000	126,674
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	185,000	190,753
HP, Inc. 3.75%, 12/01/2020	11,000	11,513

		573,102

Tobacco - 0.1%
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	105,000	117,108

Trading Companies & Distributors - 0.1%
International Lease Finance Corp. 8.25%, 12/15/2020	145,000	170,724

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 3.13%, 07/16/2022	200,000	203,842
Crown Castle Towers LLC
3.22%, 05/15/2042 (F)	42,000	43,022
4.88%, 08/15/2040 (F)	155,000	165,403
6.11%, 01/15/2040 (F)	335,000	360,156
Sprint Communications, Inc. 9.00%, 11/15/2018 (F)	35,000	37,986
Sprint Corp. 7.88%, 09/15/2023	45,000	51,750
T-Mobile USA, Inc. 6.84%, 04/28/2023	5,000	5,338

		867,497

Total Corporate Debt Securities (Cost $24,416,871)		24,889,041

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Indonesia - 0.2%
Indonesia Government International Bond 5.38%, 10/17/2023 (F)	225,000	249,925

Mexico - 0.1%
Mexico Government International Bond 4.00%, 10/02/2023	110,000	115,049

Peru - 0.1%
Peru Government International Bond 7.35%, 07/21/2025	100,000	130,600

Republic of Korea - 0.1%
Korea Development Bank 3.50%, 08/22/2017	200,000	200,411

Total Foreign Government Obligations (Cost $664,762)		695,985

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 4.4%
Alternative Loan Trust Series 2007-22, Class 2A16, 6.50%, 09/25/2037	$ 203,761	$ 144,504
Aventura Mall Trust Series 2013-AVM, Class A, 3.87% (D), 12/05/2032 (F)	150,000	157,431
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (F)	140,000	138,873
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (F)	315,000	305,781
BBCMS Trust Series 2013-TYSN, Class B, 4.04%, 09/05/2032 (F)	245,000	255,650
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17, Class A1A, 5.65% (D), 06/11/2050	15,436	15,465
Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A2, 1.43% (D), 12/25/2046	82,739	152,228
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	45,000	47,277
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	69,242
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	158,092
Citigroup Commercial Mortgage Trust, Interest Only STRIPS
Series 2013-SMP, Class XA,
0.90% (D), 01/12/2030 (F)	1,141,497	1,720
Citigroup Mortgage Loan Trust Series 2015-A, Class A1, 3.50% (D), 06/25/2058 (F)	195,061	198,885
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	20,000	21,841
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (F)	100,000	102,173
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (F)	100,000	103,318
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	45,000	47,477
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (F)	100,000	101,166
Commercial Mortgage Pass Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (F)	132,000	132,313
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87% (D), 12/10/2049	35,000	35,094
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (F)	225,000	229,695
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 2.92% (D), 08/26/2036 (F)	101,336	100,666
CSMC Trust
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (F)	1,936	1,933

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
Series 2014-4R, Class 21A1,
1.35% (D), 12/27/2035 (F)	$ 212,546	$ 205,817
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 3.89% (D), 03/18/2035	127,918	126,279
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (D), 12/10/2027 (F)	100,000	99,513
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (F)	285,000	283,895
Impac CMB Trust Series 2004-6, Class 1A1, 2.02% (D), 10/25/2034	67,693	64,829
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.55% (D), 08/25/2037	169,455	143,020
JPMorgan Resecuritization Trust Series 2014-2, Class 6A1, 0.00% (D) (E), 05/26/2037 (F)	119,200	119,700
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AM, 6.41% (D), 09/15/2045	30,000	30,390
Merrill Lynch Mortgage Investors Trust Series 2003-F, Class A1, 1.86% (D), 10/25/2028	43,284	42,449
Merrill Lynch Mortgage Trust Series 2007-C1, Class A1A, 6.02% (D), 06/12/2050	19,482	19,459
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (F)	100,000	98,912
Morgan Stanley Capital I Trust Series 2007-IQ15, Class AM, 6.13% (D), 06/11/2049	11,252	11,243
Morgan Stanley Reremic Trust Series 2012-XA, Class A, 2.00%, 07/27/2049 (F)	2,166	2,166
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 3.00% (D), 07/26/2048 (F)	240,756	238,029
Motel 6 Trust Series 2015-MTL6, Class C, 3.64%, 02/05/2030 (F)	545,000	544,596
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (F)	128,429	133,744
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (F)	51,732	53,166
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (F)	135,093	137,898
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (F)	95,994	97,206
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (F)	184,223	191,524
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (F)	303,181	314,892
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (F)	129,000	134,740

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (F)	$ 195,000	$ 202,913
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (D), 01/11/2037 (F)	130,000	128,697
SCG Trust Series 2013-SRP1, Class A, 2.81% (D), 11/15/2026 (F)	100,000	99,243
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1.91% (D), 01/19/2034	94,282	91,317
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (F)	174,582	176,640
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (F)	146,981	148,114
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (F)	135,358	136,367
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (F)	225,000	230,813

Total Mortgage-Backed Securities (Cost $6,752,654)		6,828,395

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	15,000	21,616
State of California, General Obligation Unlimited
7.30%, 10/01/2039	55,000	80,427
7.60%, 11/01/2040	60,000	93,432
7.95%, 03/01/2036	175,000	200,730
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	10,000	10,328

		406,533

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	10,000	12,276

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	16,000	24,032

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	15,000	20,949
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	15,000	20,290

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued) (B)
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	$ 10,000	$ 12,424
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	20,000	23,743

		77,406

Total Municipal Government Obligations (Cost $501,701)		520,247

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Federal Home Loan Mortgage Corp.
3.64% (D), 02/01/2041	18,338	19,469
5.50%, 06/01/2041	30,360	33,796
Federal National Mortgage Association
Zero Coupon, 10/09/2019	190,000	182,263
2.50%, TBA (G)	537,000	539,790
3.00%, TBA (G)	4,309,000	4,336,319
3.33% (D), 10/25/2023	55,000	57,458
3.47% (D), 03/01/2041	14,069	14,858
3.50%, 11/01/2028 - 01/01/2029	122,120	127,754
3.50%, TBA (G)	2,592,000	2,664,364
3.57% (D), 03/01/2041	6,974	7,376
4.00%, 10/01/2025 - 06/01/2042	78,320	82,703
4.00%, TBA (G)	585,000	614,958
4.50%, 02/01/2025 - 06/01/2026	115,245	121,430
5.00%, 04/01/2039 - 11/01/2039	261,351	289,754
5.00%, TBA (G)	203,000	221,746
5.50%, 09/01/2036 - 12/01/2041	377,321	428,827
6.00%, 02/01/2038 - 02/01/2041	283,777	323,409
6.50%, 05/01/2040	57,397	64,220
Government National Mortgage Association, Interest Only STRIPS 0.79% (D), 02/16/2053	210,159	10,173

Total U.S. Government Agency Obligations (Cost $10,187,467)		10,140,667

U.S. GOVERNMENT OBLIGATIONS - 8.7%
U.S. Treasury - 7.8%
U.S. Treasury Bond
2.25%, 08/15/2046	584,000	514,148
2.50%, 02/15/2045 - 05/15/2046	872,000	812,426
2.75%, 08/15/2042	690,500	682,947
2.88%, 08/15/2045	62,000	62,346
3.00%, 05/15/2042	139,000	143,946
3.50%, 02/15/2039	242,000	273,413
3.63%, 02/15/2044	1,316,300	1,516,779
4.50%, 02/15/2036	611,000	788,667
4.75%, 02/15/2037	606,000	807,353
5.25%, 02/15/2029	622,000	803,230
U.S. Treasury Note
1.00%, 09/15/2017 - 11/30/2019	912,400	905,991
1.13%, 06/30/2021 - 09/30/2021	305,000	297,543
1.25%, 11/30/2018	502,300	501,633
1.50%, 08/15/2026	492,000	460,270
1.63%, 03/31/2019 - 05/15/2026	1,165,000	1,153,644

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
1.75%, 11/30/2021 - 05/15/2023	$ 880,000	$ 870,361
1.88%, 11/30/2021	155,000	155,400
2.00%, 12/31/2021 - 02/15/2025	507,000	503,503
2.25%, 11/15/2024	345,400	347,303
2.50%, 08/15/2023 - 05/15/2024	447,300	458,548

		12,059,451

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	84,030	93,661
2.50%, 01/15/2029	310,551	373,369
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	903,264	916,131

		1,383,161

Total U.S. Government Obligations (Cost $13,417,503)		13,442,612

COMMERCIAL PAPER - 4.4%
Banks - 0.6%
Bank of China, Ltd. 1.40% (M), 07/07/2017	400,000	399,908
Macquarie Bank, Ltd. 1.33% (M), 09/22/2017	600,000	598,188

		998,096

Capital Markets - 0.4%
Cedar Spring Capital 1.22% (M), 08/09/2017	600,000	599,220

Diversified Financial Services - 3.1%
Alpine Securitization, Ltd. 1.24% (M), 08/02/2017	600,000	599,349
Anglesea Funding PLC 1.27% (M), 07/05/2017	600,000	599,917
Barton Capital Corp. 1.22% (M), 07/17/2017	600,000	599,680
Kells Funding LLC 1.14% (M), 08/04/2017	600,000	599,366
Liberty Funding LLC 1.15% (M), 07/10/2017	425,000	424,880
Mont Blanc Capital Corp. 1.16% (M), 07/05/2017	250,000	249,968
NIEUW Amsterdam Receivable 1.28% (M), 09/13/2017	600,000	598,446
Sheffield Receivable 1.25% (M), 07/10/2017	500,000	499,846
Victory Receivables 1.22% (M), 07/17/2017	600,000	599,680

		4,771,132

	Principal	Value
COMMERCIAL PAPER (continued)
Machinery - 0.3%
Caterpillar Finance Service Co. 1.20% (M), 07/11/2017	$ 475,000	$ 474,844

Total Commercial Paper (Cost $6,843,292)		6,843,292

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bill
0.80% (M), 07/20/2017	110,000	109,959
0.81% (M), 07/13/2017	200,000	199,957
0.89% (M), 08/10/2017 (C)	40,000	39,963
0.90% (M), 08/10/2017 (C)	879,000	878,191
0.92% (M), 08/24/2017	50,000	49,934
0.96% (M), 09/21/2017	230,000	229,503
0.98% (M), 03/01/2018 (N)	115,000	114,176
1.01% (M), 09/21/2017	120,000	119,741

Total Short-Term U.S. Government Obligations (Cost $1,741,409)		1,741,424

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.97% (M)	1,403,233	1,403,233

Total Securities Lending Collateral (Cost $1,403,233)		1,403,233

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.12% (M), dated 06/30/2017, to be repurchased at $804,619 on 07/03/2017. Collateralized by U.S. Government Obligations, 1.13% - 1.25%, due 03/31/2021 - 06/30/2021, and with a total value of $828,404.	$ 804,611	804,611

Total Repurchase Agreement (Cost $804,611)		804,611

Total Investments (Cost $151,905,130) (O)		164,607,201
Net Other Assets (Liabilities) - (6.1)%		(9,494,958)

Net Assets - 100.0%		$ 155,112,243

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	5	09/15/2017	$—	$(1,553)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)		Value
ASSETS Investments
Common Stocks	$92,578,530	$—	$—		$92,578,530
Preferred Stocks	289,428	—	—		289,428
Asset-Backed Securities	—	4,429,736	—		4,429,736
Corporate Debt Securities	—	24,889,041	0(L	)	24,889,041
Foreign Government Obligations	—	695,985	—		695,985
Mortgage-Backed Securities	—	6,828,395	—		6,828,395
Municipal Government Obligations	—	520,247	—		520,247
U.S. Government Agency Obligations	—	10,140,667	—		10,140,667
U.S. Government Obligations	—	13,442,612	—		13,442,612
Commercial Paper	—	6,843,292	—		6,843,292
Short-Term U.S. Government Obligations	—	1,741,424	—		1,741,424
Securities Lending Collateral	1,403,233	—	—		1,403,233
Repurchase Agreement	—	804,611	—		804,611

Total Investments	$94,271,191	$70,336,010	$0(L	)	$164,607,201

LIABILITIES
Other Financial Instruments
Futures Contracts (R)	$(1,553)	$—	$—		$(1,553)

Total Other Financial Instruments	$(1,553)	$—	$—		$(1,553)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,370,387. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2017.
(E)	Percentage rounds to less than 0.01% or (0.01)%.
(F)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the total value of 144A securities is $16,019,592, representing 10.3% of the Portfolio’s net assets.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2017.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2017, value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Illiquid security. At June 30, 2017, the value of such securities amounted to $0 or less than 0.1% of the Portfolio’s net assets.
(L)	Security deemed worthless.
(M)	Rates disclosed reflect the yields at June 30, 2017.
(N)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $114,176.
(O)	Aggregate cost for federal income tax purposes is $151,905,130. Aggregate gross unrealized appreciation and depreciation for all securities is $15,124,684 and $2,422,613, respectively. Net unrealized appreciation for tax purposes is $12,702,071.
(P)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Portfolio.
(R)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2017

(unaudited)

	Government Money Market	Balanced
Assets:
Investments, at value (A) (B)	$483,321,259	$163,802,590
Repurchase agreements, at value (C)	436,195,934	804,611
Receivables and other assets:
Investments sold	—	1,131,748
Interest	294,268	408,321
Dividends	—	89,843
Net income from securities lending	—	1,327
Prepaid expenses	1,921	351
Total assets	919,813,382	166,238,791

Liabilities:
Payables and other liabilities:
Investments purchased	—	942,476
When-issued, delayed-delivery, and forward commitment securities purchased	—	8,681,535
Investment advisory fees	182,458	46,278
Trustees, CCO and deferred compensation fees	1,274	189
Audit and tax fees	6,606	12,682
Custody and accounting fees	55,393	19,507
Legal fees	9,084	1,519
Printing and shareholder reports fees	4,746	800
Reorganization fees	17,221	17,221
Variation margin payable	—	65
Other	7,393	1,043
Collateral for securities on loan	—	1,403,233
Total liabilities	284,175	11,126,548
Net assets	$919,529,207	$155,112,243

(A) Investments, at cost	$483,321,259	$151,100,519
(B) Securities on loan, at value	$—	$1,370,387
(C) Repurchase agreements, at cost	$436,195,934	$804,611

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS

For the period ended June 30, 2017

(unaudited)

	Government Money Market	Balanced
Investment Income:
Dividend income	$—	$838,278
Interest income	3,422,638	777,378
Net income (loss) from securities lending	—	5,080
Withholding taxes on foreign income	—	(6,320)
Total investment income	3,422,638	1,614,416

Expenses:
Investment advisory fees	1,110,443	345,298
Trustees, CCO and deferred compensation fees	7,602	1,305
Audit and tax fees	11,765	18,069
Custody and accounting fees	89,851	32,430
Legal fees	24,834	4,151
Printing and shareholder reports fees	2,323	397
Reorganization fees	16,903	16,903
Other	8,938	8,114
Total expenses before waiver and/or reimbursement	1,272,659	426,667
Expenses waived and/or reimbursed	—	(26,103)
Net expenses	1,272,659	400,564
Net investment income (loss)	2,149,979	1,213,852

Net realized gain (loss) on:
Investments	379	9,944,537
Futures contracts	—	71,915
Foreign currency transactions	—	19
Net realized gain (loss)	379	10,016,471

Net change in unrealized appreciation (depreciation) on:
Investments	—	(1,420,419)
Futures contracts	—	4,559
Translation of assets and liabilities denominated in foreign currencies	—	(4)
Net change in unrealized appreciation (depreciation)	—	(1,415,864)
Net realized and change in unrealized gain (loss)	379	8,600,607
Net increase (decrease) in net assets resulting from operations	$2,150,358	$9,814,459

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Government Money Market		Balanced
	June 30, 2017 (unaudited)	December 31, 2016	June 30, 2017 (unaudited)	December 31, 2016
From operations:
Net investment income (loss)	$2,149,979	$1,615,131	$1,213,852	$2,617,010
Net realized gain (loss)	379	24,824	10,016,471	4,465,604
Net change in unrealized appreciation (depreciation)	—	—	(1,415,864)	4,725,898
Net increase (decrease) in net assets resulting from operations	2,150,358	1,639,955	9,814,459	11,808,512

From transactions in investors’ beneficial interests:
Contributions	273,307,609	681,778,794	4,276,380	9,979,291
Withdrawals	(295,096,221)	(617,308,024)	(8,936,752)	(23,422,150)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(21,788,612)	64,470,770	(4,660,372)	(13,442,859)
Net increase (decrease) in net assets	(19,638,254)	66,110,725	5,154,087	(1,634,347)

Net assets:
Beginning of period/year	939,167,461	873,056,736	149,958,156	151,592,503
End of period/year	$919,529,207	$939,167,461	$155,112,243	$149,958,156

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS

For the period and years ended:

	Government Money Market
	June 30, 2017 (unaudited)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Total return (A)	0.24	%(B)	0.19%		0.01%	(0.05)%	(0.07)%	(0.11)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$919,529		$939,167		$873,057	$862,368	$986,862	$948,358
Expenses to average net assets
Excluding waiver and/or reimbursement	0.29	%(C)	0.28%		0.28%	0.28%	0.29%	0.28%
Including waiver and/or reimbursement	0.29	%(C)(E)	0.27	%(D)(E)	0.28%	0.28%	0.29%	0.28%
Net investment income (loss) to average net assets	0.48	%(C)	0.18	%(D)	0.01%	(0.05)%	(0.07)%	(0.11)%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(E)	Includes reorganization expenses incurred outside the Portfolio’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.

	Balanced
	June 30, 2017 (unaudited)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Total return (A)	6.58	%(B)	8.29%		0.57%	10.99%	18.33%	13.47%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$155,112		$149,958		$151,593	$147,564	$123,270	$109,602
Expenses to average net assets
Excluding waiver and/or reimbursement	0.56	%(C)	0.53%		0.54%	0.58%	0.63%	0.61%
Including waiver and/or reimbursement	0.52	%(C)(E)	0.47	%(D)(E)	0.50%	0.50%	0.50%	0.50%
Net investment income (loss) to average net assets	1.58	%(C)	1.76	%(D)	1.60%	1.69%	1.44%	1.82%
Portfolio turnover rate	36	%(B)	37%		50%	92%	123%	150%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.05% higher and 0.05% lower, respectively, had the custodian not reimbursed the Portfolio.
(E)	Includes reorganization expenses incurred outside the Portfolio’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS

At June 30, 2017

(unaudited)

1. ORGANIZATION

Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio applies investment company accounting and reporting guidance. The Series Portfolio is composed of two different series that are, in effect, separate investment funds. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are listed below. Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

Portfolio
Transamerica Partners Government Money Market Portfolio (“Government Money Market”)
Transamerica Partners Balanced Portfolio (“Balanced”)

The Portfolios’ Board of Trustees (the “Board”) approved the reorganization of each Portfolio into a new or existing series of Transamerica Funds.

Government Money Market Reorganization: The Board approved the reorganization of Government Money Market into Transamerica Government Money Market, an existing series of Transamerica Funds. The reorganization is subject to certain closing conditions and is scheduled to close on or about October 13, 2017. Government Money Market shareholders will receive newly-issued Class I3 shares of Transamerica Government Money Market in the reorganization.

Balanced Reorganization: The Board approved the reorganization of Balanced into Transamerica Balanced II, a newly organized series of Transamerica Funds. The reorganization is subject to certain closing conditions and is scheduled to close on or about September 15, 2017. Balanced shareholders will receive newly-issued Class I3 shares of Transamerica Balanced II in the reorganization. Transamerica Partners Institutional Balanced, a series of Transamerica Partners Funds Group II (“TPFG II”), was originally intended to be the performance and accounting survivor of the reorganization grouping. However, the Board of Trustees of TPFG II recently approved the liquidation of Transamerica Partners Institutional Balanced effective on or about September 15, 2017. Transamerica Partners Balanced, a series of Transamerica Partners Funds Group, will now be the performance and accounting survivor of the reorganization grouping.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolios. TAM provides continuous and regular investment management services to the Portfolios.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Board, participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM’s investment management services include the provision of supervisory and administrative services to the Portfolios. TAM, not the Portfolios, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolios’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign taxes: The Portfolios may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolios may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolios accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolios invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolios with broker/dealers with which other funds or portfolios advised by TAM have established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolios. In no event will commissions paid by the Portfolios be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

There were no commissions recaptured during the period ended June 30, 2017 by the Portfolios.

Indemnification: In the normal course of business, the Portfolios enter into contracts that contain a variety of representations that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios and/or their affiliates that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolios’ investments, at June 30, 2017, is disclosed within the Security Valuation section of each Portfolio’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”) and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations and variable rate notes: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: Balanced normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2017, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2017, if any, are identified within the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at June 30, 2017, if any, are identified within the Schedule of Investments. Open balances at June 30, 2017, if any, are included in When-issued, delayed-delivery, and forward commitment purchased or sold within the Statements of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2017, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statements of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2017, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold within the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

By lending securities, the Portfolios seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. Net income from securities lending within the Statements of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2017, if any, are shown on a gross basis within the Schedule of Investments and Statements of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2017.

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2017, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced
Securities Lending Transactions
Common Stocks	$143,101	$—	$—	$—	$143,101
Corporate Debt Securities	318,194	—	—	—	318,194
Short-Term U.S. Government Obligations	941,938	—	—	—	941,938
Total Securities Lending Transactions	$1,403,233	$—	$—	$—	$1,403,233
Total Borrowings	$1,403,233	$—	$—	$—	$1,403,233

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2017, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statements of Assets and Liabilities.

The following is a summary of the location and each Portfolio’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2017. Portfolios not listed in the subsequent tables do not have derivative investments during the period ended June 30, 2017.

Liability Derivatives
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(1,553)	$—	$—	$(1,553)
Total	$—	$—	$(1,553)	$—	$—	$(1,553)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of June 30, 2017.

Realized Gain (Loss) on Derivative Instruments
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced
Futures contracts	$—	$—	$71,915	$—	$—	$71,915
Total	$—	$—	$71,915	$—	$—	$71,915

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced
Futures contracts	$—	$—	$4,559	$—	$—	$4,559
Total	$—	$—	$4,559	$—	$—	$4,559

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2017.

	Futures Contracts at Notional Amount
Portfolio	Long	Short
Balanced	257	—

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

7. RISK FACTORS

Investing in the Portfolios may involve certain risks, as discussed in the Portfolios’ prospectuses, including but not limited to the following:

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Money market risk: A change in interest rates or a decline in the market value of a Government Money Market investment, lack of liquidity in the bond markets, real or perceived adverse economic or political conditions, inflation, or other market events could cause the value of your investment in Government Money Market, or its yield, to decline. While Government Money Market seeks to maintain a $1.00 share price, when market prices fall, the value of your investment could go down.

In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets. Government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which Government Money Market invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not Government Money Market invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of Government Money Market’s investments may be negatively affected.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Portfolios’ investment adviser, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of Government Money Market and Balanced. TAM and AUIM are affiliates of Aegon NV.

Certain officers and trustees of the Series Portfolio and of the entities that invest in the Series Portfolio are also officers and/or trustees of TAM or its affiliates. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Series Portfolio or from the entities that invest in the Series Portfolio.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2017, the percentage of each Portfolio owned by an affiliated investment company or subsidiary are reflected in the following tables.

Transamerica Partners Funds Group (“TPFG”) is an open-end management investment company. As of June 30, 2017, the percentage of each Portfolio that is owned by TPFG is as follows:

TPFG	Investments in Portfolio
Government Money Market	67.67%
Balanced	60.08%

Transamerica Partners Funds Group II (“TPFG II”) is an open-end management investment company. As of June 30, 2017, the percentage of each Portfolio that is owned by TPFG II is as follows:

TPFG II	Investments in Portfolio
Government Money Market	22.33%
Balanced	3.89%

Transamerica Financial Life Insurance Company (“TFLIC”) is a wholly-owned subsidiary of Aegon USA. As of June 30, 2017, the percentage of each Portfolio that is owned by TFLIC sub-accounts is as follows:

TFLIC Sub-accounts	Investments in Portfolio
Government Money Market	2.65%
Balanced	35.28%

Transamerica Retirement Solutions Collective Trust (“CIT”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. As of June 30, 2017, the percentage of each Portfolio that is owned by CIT sub-accounts is as follows:

CIT Sub-accounts	Investments in Portfolio
Government Money Market	7.32%
Balanced	0.49%

Transamerica Partners Collective Trust Funds (“CTF”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. As of June 30, 2017, the percentage of each Portfolio that is owned by CTF sub-accounts is as follows:

CTF Sub-accounts	Investments in Portfolio
Government Money Market	0.03%

Investment advisory fees: TAM manages the assets of each Portfolio of the Series Portfolio pursuant to the investment advisory agreement with the Series Portfolio. Each Portfolio pays an advisory fee to TAM based on daily Average Net Assets (“ANA”) at the following annual rates:

Portfolio	Rate
Government Money Market
First $1 billion	0.25%
Over $1 billion up to $3 billion	0.24%
Over $3 billion	0.23%
Balanced	0.45%

TAM has voluntarily agreed to waive and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs exceed the following stated annual operating expense limits. The expenses waived and/or reimbursed, if any, are included in

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Expenses waived and/or reimbursed within the Statements of Operations. Fee waivers and/or reimbursements are not subject to recapture by TAM in future years.

Portfolio	Operating Expense Limit	Operating Expense Limit Effective Through
Government Money Market	0.30%	May 1, 2018
Balanced	0.50%	May 1, 2018

TAM also may waive and/or reimburse additional fees from time to time to help maintain competitive expense ratios. These arrangements are voluntary and may be terminated at any time. Expenses waived and/or reimbursed that are unsettled at year end, if any, are included in Due from adviser within the Statements of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Series Portfolio to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended June 30, 2017, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolios incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2017.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2017, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Portfolio	Long-Term	U.S. Government	Long-Term	U.S. Government
Balanced	$47,775,917	$3,575,005	$50,165,132	$3,516,850

10. FEDERAL INCOME TAXES

The Series Portfolio has received rulings from the Internal Revenue Service that each Portfolio will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Portfolios because taxable income/(loss) of each Portfolio is included in the income tax returns of the investors. It is intended that the Portfolios’ assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolios’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolios’ financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other within the Statements of Operations. The Portfolios identify their major tax jurisdictions as U.S. Federal, the states of Colorado and New York, and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. For tax purposes, each component of the Portfolios’ net assets are reported at the investor level; therefore, the Statements of Assets and Liabilities do not present the components of net assets. Each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains; which may differ from GAAP.

11. NEW ACCOUNTING PRONOUNCEMENTS

In October 2016, the Securities and Exchange Commission adopted new rules and amended existing rules (together the, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENTS (continued)

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Funds’ financial statements.

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolios’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolios in September 2016 as a reimbursement. The amounts applicable to each Portfolio, if any, were recognized as a change in accounting estimate and are reflected in the prior year Net investment income (loss) within the Statements of Changes in Net Assets. This resulted in a decrease in Net expenses and an overall increase in Net assets.

Transamerica Partners Portfolios	Semi-Annual Report 2017

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Trustees” or the “Board”) held on June 7-8, 2017, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Partners Portfolios, on behalf of Transamerica Partners Balanced Portfolio and Transamerica Partners Government Money Market Portfolio (each a “Portfolio” and collectively the “Portfolios”).

The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) between TAM and the corresponding sub-advisers listed in the right column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	Aegon USA Investment Management, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Government Money Market Portfolio	Aegon USA Investment Management, LLC

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the applicable Portfolio and its investors. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2018.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses for each Portfolio was better made at the level of the funds that invest in the applicable Portfolio (i.e., the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since investors could not invest directly in the Portfolio and that is the manner in which Broadridge provided its comparative information. In their review, the Trustees also sought to identify Portfolios for which the performance, fees, total expenses and/or profitability appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and, as applicable, each Sub-Adviser to the applicable Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for J.P. Morgan Investment Management Inc. (“J.P. Morgan”) and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM, when acting as a manager of managers, for the portion of the investment advisory fee it retains from each Portfolio after payment of the sub-advisory fees. With respect to each Portfolio, the Board noted that the investment advisory and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading

Transamerica Partners Portfolios	Semi-Annual Report 2017

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark(s), in each case for various trailing periods ended December 31, 2016.

When considering each Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

Transamerica Partners Balanced Portfolio. The Board noted that the performance of the Transamerica Partners Fund and the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund and the Transamerica Partners Institutional Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s equity sub-adviser, J.P. Morgan, had commenced subadvising that portion of the Portfolio on July 9, 2010 pursuant to its current equity investment strategies. The Board also noted that the Portfolio’s fixed-income sub-adviser, Aegon USA Investment Management, LLC (“AUIM”), had commenced subadvising that portion of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies. The Trustees also noted recent changes in the portfolio management team at AUIM. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Government Money Market Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Transamerica Partners Fund and the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 1, 2013 pursuant to investment strategies that differed from the previous ones. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Portfolio, including information provided by Broadridge comparing the investment advisory fee and total expense ratio of each Transamerica Partners Fund and Transamerica Partners Institutional Fund to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

Transamerica Partners Portfolios	Semi-Annual Report 2017

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

Transamerica Partners Balanced Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe and that the Transamerica Partners Institutional Fund’s contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Government Money Market Portfolio. The Board noted that the contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund and the Transamerica Partners Institutional Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration and other services, to the Portfolios and to Transamerica Partners Portfolios as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Portfolio and Transamerica Partners Portfolios as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for each Portfolio.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM (with the exception of those fees paid to AUIM, which is affiliated with TAM), and are paid by TAM and not the applicable Portfolio. As a result, for those Portfolios not sub-advised by AUIM, the Board focused on the profitability of TAM and its affiliates with respect to the applicable Portfolio. For each Portfolio sub-advised by AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolios was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolios benefited from any economies of scale. The Board recognized that, as a Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered each Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolios through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s investment advisory fee schedule. The Trustees concluded that each Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2017

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolios

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolios. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with the Portfolios and that TAM believes that the use of soft dollars by J.P. Morgan is generally appropriate and in the best interests of Transamerica Partners Balanced Portfolio. The Board also noted that AUIM participates in a brokerage program pursuant to which a portion of brokerage commissions paid by Transamerica Partners Balanced Portfolio is recaptured for the benefit of the Portfolio and its investors, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its investors. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolios.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the applicable Portfolio and its investors and voted to approve the renewal of each of the Agreements.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTICE OF PRIVACY POLICY

(unaudited)

Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This privacy policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

TRANSAMERICA PARTNERS FUNDS

PO Box 219945

Kansas City, MO 64121-9945

Customer Service: 1-888-233-4339

TRANSAMERICA PARTNERS FUNDS GROUP

Semi-Annual Report

June 30, 2017

Transamerica Partners Funds Group	Semi-Annual Report 2017

This report is not to be construed as an offering for sale of any shares of the Transamerica Partners Funds Group or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This is a semi-annual report for the Transamerica Partners Funds Group.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures for the Funds, is included in the Statement of Additional Information, which is available without charge, upon request: (i) by calling 1-888-233-4339; (ii) on the Funds’ website at www.transamericapartners.com; or (iii) on the SEC’s website at www.sec.gov. In addition, the Funds and the underlying Transamerica Partners Portfolios in which they invest are required to file Form N-PX, with the complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2017, is available without charge, upon request by calling 1-800-851-9777 and on SEC’s website at www.sec.gov.

Quarterly Portfolios

Transamerica Partners Portfolios and the Funds will file their portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Form N-Q is available on the SEC’s website at www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-888-233-4339.

Dear Shareholder,

On behalf of Transamerica Partners Funds Group, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of your Fund(s). The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ending June 30, 2017.

We believe it is important to understand market conditions during the period to provide a context for reading this report. While much attention has been focused on Washington, D.C., we would suggest that equity market returns through the first half of the year have been driven more by strong corporate earnings growth. While earnings growth had been elusive over the past two years, the S&P 500® saw reported earnings increase by over 16% in the first quarter, the highest reading since the third quarter of 2011.

Interest rates stabilized somewhat in the first half of the year after spiking during the final months of 2016 in the aftermath of the Presidential election. While the U.S. Federal Reserve (“Fed”) did raise interest rates three times between December 2016 and June 2017, longer term yields still ticked lower, as seen in the 10-year Treasury yield which closed out the second quarter at 2.31%—below its beginning of the year level—as expectations of economic legislation by year end waned. However, credit markets remained fairly optimistic as high yield and emerging market bonds experienced tightening credit spreads.

On the economic front, job growth remained steady and inflation ticked higher. These continued improvements were among the reasons the Fed maintained the confidence to increase the federal funds rate twice in the first half of the year. However, toward the end of the second quarter inflation rates did slow to below the Fed’s target of 2%.

International markets were broadly positive in the first half, led by many emerging markets and improving economic trends in both Europe and Japan. Broad measures of economic growth, such as monthly Purchasing Managers Index reports, had been showing strong improvement since the middle of last year. With both European Central Bank and Bank of Japan monetary policy remaining accommodative, developed international markets performed well.

For the six-month period ending June 30, 2017, the S&P 500® returned 9.34% while the MSCI EAFE Index, representing international developed market equities, gained 14.23%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 2.27%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Partners Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Partners Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Partners Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Partners Funds.

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

As a shareholder in a mutual fund invested in a corresponding Series of Transamerica Partners Portfolios (the “Series Portfolio”), you will bear the ongoing costs of managing the corresponding Series Portfolio in which your Fund invests (such as the investment adviser’s fee and other expenses). You will also bear the cost of operating the mutual fund (such as distribution fees, administrative fees, and other expenses).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2017, and held for the entire period until June 30, 2017.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Partners Government Money Market	$1,000.00	$1,000.00	$3.87	$1,020.90	$3.91	0.78%
Transamerica Partners Balanced	1,000.00	1,062.50	5.93	1,019.00	5.81	1.16

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Ratio reflects the expenses of both the Fund and its corresponding Series Portfolio.

Transamerica Partners Funds Group	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2017

(unaudited)

	Government Money Market	Balanced
Assets:
Investment in Series Portfolios, at value	$622,254,174	$93,198,714
Receivables and other assets:
Shares sold	—	113,034
Due from adviser	51,621	3,484
Prepaid expenses	1,594	244
Total assets	622,307,389	93,315,476

Liabilities:
Payables and other liabilities:
Shares redeemed	1,485,334	—
Money market waiver due to advisor	79,601	—
Administration fees	151,962	23,118
Distribution fees	126,635	19,265
Trustees, CCO and deferred compensation fees	1,571	273
Audit and tax fees	9,370	4,113
Custody and accounting fees	7,282	3,658
Legal fees	6,385	991
Printing and shareholder reports fees	66,677	10,841
Registration fees	7,095	451
Reorganization fees	—	15,786
Other	6,404	264
Total liabilities	1,948,316	78,760
Net assets	$620,359,073	$93,236,716
Net assets consist of:
Paid-in capital	$620,376,804	$86,022,714
Undistributed (distributions in excess of) net investment income (loss)	(17,983)	(32,164)
Accumulated net realized gain (loss) allocated from Series Portfolios	252	6,591,967
Net unrealized appreciation (depreciation) allocated from Series Portfolios	—	654,199
Net assets	$620,359,073	$93,236,716
Shares of common stock outstanding ($0.00001 par value)	620,376,802	4,359,516
Net asset value per share	$1.00	$21.39

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS

For the period ended June 30, 2017

(unaudited)

	Government Money Market	Balanced
Net investment income (loss) allocated from Series Portfolios:
Dividend income	$—	$504,640
Interest income	2,355,132	467,926
Net income (loss) from securities lending	—	3,057
Withholding taxes on foreign income	—	(3,805)
Expenses (net of waiver and/or reimbursement)	(875,141)	(241,105)
Total investment income (loss)	1,479,991	730,713

Expenses:
Administration fees	916,673	138,459
Distribution fees	763,894	115,383
Trustees, CCO and deferred compensation fees	5,429	861
Audit and tax fees	11,734	5,832
Custody and accounting fees	10,935	5,493
Legal fees	17,559	2,635
Printing and shareholder reports fees	45,179	6,740
Registration fees	18,528	11,102
Reorganization fees	—	15,494
Other	9,591	1,541
Total expenses before waiver and/or reimbursement and recapture	1,799,522	303,540
Expenses waived and/or reimbursed	(544,486)	(11,296)
Recapture of previously waived and/or reimbursed fees	242,938	—
Net expenses	1,497,974	292,244
Net investment income (loss)	(17,983)	438,469

Net realized and change in unrealized gain (loss) on investments allocated from Series Portfolios:
Net realized gain (loss)	252	6,036,099
Net change in unrealized appreciation (depreciation)	—	(858,067)
Net realized and change in unrealized gain (loss)	252	5,178,032
Net increase (decrease) in net assets resulting from operations	$(17,731)	$5,616,501

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Government Money Market		Balanced
	June 30, 2017 (unaudited)	December 31, 2016 (A)	June 30, 2017 (unaudited)	December 31, 2016
From operations allocated from Series Portfolios:
Net investment income (loss)	$(17,983)	$(17,846)	$438,469	$1,007,112
Net realized gain (loss)	252	15,772	6,036,099	2,665,661
Net change in unrealized appreciation (depreciation)	—	—	(858,067)	2,787,190
Net increase (decrease) in net assets resulting from operations	(17,731)	(2,074)	5,616,501	6,459,963

Dividends and/or distributions to shareholders:
Net investment income	—	—	(543,610)	(1,097,995)
Net realized gains	—	—	—	(1,641,858)
Total dividends and/or distributions to shareholders	—	—	(543,610)	(2,739,853)

Capital share transactions:
Proceeds from shares sold	56,426,519	288,741,293	2,918,307	8,426,436
Dividends and/or distributions reinvested	—	—	543,610	2,739,853
Cost of shares redeemed	(66,988,244)	(208,211,401)	(5,752,874)	(14,972,910)
Net increase (decrease) in net assets resulting from capital share transactions	(10,561,725)	80,529,892	(2,290,957)	(3,806,621)
Net increase (decrease) in net assets	(10,579,456)	80,527,818	2,781,934	(86,511)

Net assets:
Beginning of period/year	630,938,529	550,410,711	90,454,782	90,541,293
End of period/year	$620,359,073	$630,938,529	$93,236,716	$90,454,782
Undistributed (distributions in excess of) net investment income (loss)	$(17,983)	$—	$(32,164)	$72,977

Capital share transactions - shares:
Shares sold	56,426,519	288,741,293	139,165	425,280
Shares reinvested	—	—	25,636	135,875
Shares redeemed	(66,988,244)	(208,211,401)	(272,883)	(761,855)
Net increase (decrease) in shares outstanding	(10,561,725)	80,529,892	(108,082)	(200,700)

(A)	Effective May 2, 2016, the Fund underwent a 10.61-for-1 share split. The Capital share transactions - shares have been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Government Money Market
	June 30, 2017 (unaudited)		December 31, 2016 (A)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations: (B)
Net investment income (loss) (C)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	—
Net realized and unrealized gain (loss)	0.00	(D)	0.00	(D)	0.00	(D)	0.00	(D)	0.00	(D)	—
Total investment operations	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	0.00	(D)	—
Dividends and/or distributions to shareholders:
Net investment income	—		—		—		—		(0.00	)(D)	—
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (E)	0.00	%(F)(G)	0.00	%(F)	0.00	%(F)	0.00	%(F)	0.00	%(F)	0.00	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$620,359		$630,939		$550,411		$498,613		$474,926		$399,195
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.88	%(H)	0.88%		0.87%		0.87%		0.87%		0.88%
Including waiver and/or reimbursement and recapture (I)	0.78	%(H)(K)	0.46	%(J)(K)	0.29%		0.23%		0.22%		0.18%
Net investment income (loss) to average net assets (B)	(0.01	)%(H)	(0.00	)%(F)	(0.00	)%(F)	(0.00	)%(F)	(0.00	)%(F)	—%

(A)	Effective May 2, 2016, the Fund underwent a 10.61-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(B)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Not annualized.
(H)	Annualized.
(I)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. These fees are subject to recapture. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(J)	Includes reimbursement of custody fees at the underlying Series Portfolio level.
(K)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.

For a share outstanding during the period and years indicated:	Balanced
	June 30, 2017 (unaudited)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$20.25		$19.39		$19.75	$18.12	$15.65	$14.06
Investment operations: (A)
Net investment income (loss) (B)	0.10		0.22		0.20	0.21	0.14	0.18
Net realized and unrealized gain (loss)	1.16		1.27		(0.22)	1.65	2.60	1.61
Total investment operations	1.26		1.49		(0.02)	1.86	2.74	1.79
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.25)		(0.21)	(0.23)	(0.27)	(0.20)
Net realized gains	—		(0.38)		(0.13)	—	—	—
Total dividends and/or distributions to shareholders	(0.12)		(0.63)		(0.34)	(0.23)	(0.27)	(0.20)
Net asset value, end of period/year	$21.39		$20.25		$19.39	$19.75	$18.12	$15.65
Total return (C)	6.25	%(D)	7.69%		(0.08)%	10.35%	17.65%	12.80%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$93,237		$90,455		$90,541	$77,447	$52,672	$41,680
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.21	%(E)	1.18%		1.16%	1.21%	1.28%	1.30%
Including waiver and/or reimbursement (F)	1.16	%(E)(H)	1.09	%(G)(H)	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets (A)	0.95	%(E)	1.13%		1.00%	1.09%	0.85%	1.22%
Portfolio turnover rate of Series Portfolio	36	%(D)	37%		50%	92%	123%	150%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.
(G)	Includes reimbursement of custody fees at the underlying Series Portfolio level.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS

At June 30, 2017

(unaudited)

1. ORGANIZATION

Transamerica Partners Funds Group (the “Trust”), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The Trust is composed of two different series that are separate investment funds. Two of the series are doing business as Transamerica Partners Fund Group, which are diversified open-ended management companies as defined by the 1940 Act. The funds (each, a “Fund” and collectively, the “Funds”) are listed below. Each Fund invests all of its investable assets in a corresponding series of Transamerica Partners Portfolios (the “Series Portfolio”).

Fund
Transamerica Partners Government Money Market (“Government Money Market”)
Transamerica Partners Balanced (“Balanced”)

The Trust’s Board of Trustees (the “Board”) approved the reorganization of each Fund into a new or existing series of Transamerica Funds.

Government Money Market Reorganization: The Board approved the reorganization of Government Money Market into Transamerica Government Money Market, an existing series of Transamerica Funds. The reorganization is subject to certain closing conditions and is scheduled to close on or about October 13, 2017. Government Money Market shareholders will receive newly-issued Class R2 shares of Transamerica Government Money Market in the reorganization.

Balanced Reorganization: The Board approved the reorganization of Balanced into Transamerica Balanced II, a newly organized series of Transamerica Funds. The reorganization is subject to certain closing conditions and is scheduled to close on or about September 15, 2017. Balanced shareholders will receive newly-issued Class R4 shares of Transamerica Balanced II in the reorganization. Transamerica Partners Institutional Balanced, a series of Transamerica Partners Funds Group II (“TPFG II”), was originally intended to be the performance and accounting survivor of the reorganization grouping. However, the Board of Trustees of TPFG II recently approved the liquidation of Transamerica Partners Institutional Balanced effective on or about September 15, 2017. Balanced will now be the performance and accounting survivor of the reorganization grouping.

The financial statements of the Series Portfolio are included within this report and should be read in conjunction with the Funds’ financial statements.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder

Transamerica Partners Funds Group	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

1. ORGANIZATION (continued)

relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Investment valuation: The value of each Fund’s investments in the corresponding Series Portfolio, as noted within the Statements of Assets and Liabilities, reflects that Fund’s proportional interest in the net assets of the corresponding series of the Series Portfolio.

The valuation policy for the underlying securities held by the Series Portfolio is discussed in the Series Portfolio’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: Each Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the corresponding series of the Series Portfolio. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Series Portfolio is allocated pro rata among the investors and recorded by the Funds on a daily basis.

Operating expenses: The Trust accounts separately for the assets, liabilities, and operations of each of the Funds. Expenses attributable to a Fund are charged to that Fund.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment adviser and administrator, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Partners Funds Group	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

3. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Trust are also officers and/or trustees of TAM, TFS, and TCI. No interested trustees, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receive compensation from the Trust. Similarly, none of the Trust’s officers and interested trustees receives compensation from the Funds. The independent trustees of the Trust are also trustees of the affiliated investment companies, for which they receive fees.

As of June 30, 2017, the percentage of each Fund’s interest in the applicable Series Portfolio, including any open receivable or payable, is as follows:

Fund	Percentage of Interest in Series Portfolio
Government Money Market	67.67%
Balanced	60.08%

Investment advisory fees: TAM provides general investment advice to each Fund pursuant to the investment advisory agreement. For its services, each Fund is allocated investment advisory fees based on the interest owned in the corresponding Series Portfolio. The advisory fees are accrued daily on Average Net Assets (“ANA”) and payable monthly at an annual rate set forth in the Series Portfolio’s Notes to Financial Statements, which accompany this report. Currently, each Fund invests all of its assets in a corresponding Series Portfolio, and the fees payable to TAM under the investment advisory agreement are reduced completely by the aggregate advisory fees allocated to the Funds by the corresponding Series Portfolio. For all Funds, the investment advisory fees for each Fund is included within the Statements of Operations within Net investment income (loss) allocated from the Series Portfolio, in Expenses (net of waiver and/or reimbursement).

TAM has voluntarily agreed to waive and/or reimburse expenses of each Fund, to the extent that total operating expenses based on daily ANAs, including the expenses of the Series Portfolio, and excluding interest expense, brokerage commissions, and certain extraordinary expenses exceed the following stated annual operating expense limits to the Fund’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations. Fee waivers and/or reimbursements are not subject to recapture by TAM in future years.

Fund	Operating Expense Limit
Government Money Market	0.80%
Balanced	1.10%

Government Money Market: TAM, on a voluntary basis and in addition to the contractual waivers, has agreed to waive fees and/or reimburse expenses of Money Market to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time in order to prevent a negative yield. Any such waiver or expense reimbursement may be discontinued by TAM at any time. TAM is entitled to recapture any amounts waived and/or reimbursed during any of the previous thirty-six months upon Money Market attaining such yield as the Trust’s officers reasonably determine. Waived and/or reimbursed expenses related to the maintenance of yield are included in Expenses waived and/or reimbursed within the Statements of Operations. Recapture of previously waived/or reimbursed fees related to the maintenance of the yield are included in Recapture of previously waived/or reimbursed fees within the Statements of Operations.

For the period ended June 30, 2017 and the years ended December 31, 2014, December 31, 2015, and December 31, 2016, the amounts waived by TAM due to the maintenance of the yield are as follows:

Amounts Waived from Fiscal Years
2014	2015	2016	June 30, 2017	Total
$ 1,322,569	$ 2,568,520	$ 2,055,156	$ 325,835	$ 6,272,080

As of June 30, 2017, the balances available for recapture by TAM due to the maintenance of the yield are as follows:

Amounts Available from Fiscal Years
2014	2015	2016	June 30, 2017	Total
$ 1,322,569	$ 2,568,520	$ 2,055,156	$ 325,835	$ 6,272,080

Transamerica Partners Funds Group	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

3. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into an underwriting agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25%.

Administrative and transfer agent fees: The Trust has entered into an administrative services agreement with TAM for fund administration and transfer agent services. The Funds pay a fee to TAM at an annual rate of 0.30% on each Fund’s daily ANA. The administrative fees are included in Administration/Investment advisory fees within the Statements of Assets and Liabilities and Statements of Operations. TFS continues to provide transfer agency services to the Funds. The Funds do not pay a separate transfer agency fee.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended June 30, 2017, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

4. PRINCIPAL OWNERSHIP

As of June 30, 2017, the Funds had individual shareholder(s) and/or omnibus accounts owning more than 10% of total shares outstanding. The Funds have no knowledge if any portion of the unaffiliated shares are owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on operations, and thus may impact Funds performance. Shareholder accounts with over 10% of total shares outstanding are as follows:

Fund	Number of Individual Shareholders and/or Omnibus Accounts	Total Percentage Interest Held	Total Percentage Held by the Investment Manager and/or Affiliates
Government Money Market	1	100.00%	0.00%
Balanced	1	99.92%	0.00%

5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

6. STOCK SPLIT

Effective May 2, 2016, Government Money Market underwent a 10.61-for-1 stock split. The net effect of the stock split was to decrease each Fund’s NAV per share and increase the number of shares outstanding, with no impact to the aggregate market value of shares outstanding. The historical capital share activity presented within the Statements of Changes in Net Assets and the per share data presented within the Financial Highlights have been retroactively adjusted to reflect the stock split.

Transamerica Partners Funds Group	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

7. NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the Securities and Exchange Commission adopted new rules and amended existing rules (together the, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

Transamerica Partners Funds Group	Semi-Annual Report 2017

TRANSAMERICA PARTNERS FUNDS GROUP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(unaudited)

At a meeting of the Boards of Trustees of Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”) and Transamerica Partners Portfolios (“TPP,” together with TPFG and TPFG II, the “Trusts”) (together, the “Trustees” or the “Board”) held on June 7-8, 2017, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and each Trust, on behalf of Transamerica Partners Balanced and Transamerica Partners Government Money Market (each a “Fund” and collectively the “Funds”), each a series of TPFG.

For the portfolios listed in the left column below, each a master portfolio and a series of TPP (each a “Portfolio” and collectively the “Portfolios”), the Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) between TAM and the corresponding sub-advisers listed in the right column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”). A Fund identified above with a name that corresponds to the name of a Portfolio listed below invests all of its investable assets in that applicable Portfolio.

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	Aegon USA Investment Management, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Government Money Market Portfolio	Aegon USA Investment Management, LLC

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the applicable Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2018.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Fund and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify Funds for which the performance, fees, total expenses and/or profitability appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and, as applicable, each Sub-Adviser to the applicable Fund and/or Portfolio in which the Fund invests all of its assets in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund and/or Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process or the professional qualifications of TAM’s portfolio management team, as applicable to a particular Fund; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for J.P. Morgan Investment Management Inc. (“J.P. Morgan”) and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM, when acting as a manager of managers, for the portion of the investment advisory fee it retains from each Fund after payment of the sub-advisory fees. With respect to each Portfolio, the Board noted that the investment advisory and other services provided by TAM include the design,

Transamerica Partners Funds Group	Semi-Annual Report 2017

TRANSAMERICA PARTNERS FUNDS GROUP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmark(s), in each case for various trailing periods ended December 31, 2016.

When considering each Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

Transamerica Partners Balanced. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s equity sub-adviser, J.P. Morgan, had commenced subadvising that portion of the Portfolio on July 9, 2010 pursuant to its current equity investment strategies. The Board also noted that the Portfolio’s fixed-income sub-adviser, AUIM, had commenced subadvising that portion of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies. The Trustees also noted recent changes in the portfolio management team at AUIM. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Government Money Market. The Board noted that the performance of the Fund was below the median for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 1, 2013 pursuant to investment strategies that differed from the previous ones. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Fund, including information provided by Broadridge comparing the investment advisory fee and total expense ratio of each Fund to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

Transamerica Partners Balanced. The Board noted that the Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Funds Group	Semi-Annual Report 2017

TRANSAMERICA PARTNERS FUNDS GROUP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

Transamerica Partners Government Money Market. The Board noted that the Fund’s contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as applicable, as well as the costs of the provision of administration, transfer agency and other services, to each Fund and to the Trusts as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund and the Trusts as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Funds had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for each Fund.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM (with the exception of those fees paid to AUIM, which is affiliated with TAM), and are paid by TAM and not the applicable Portfolio. As a result, for those Portfolios not sub-advised by AUIM, the Board focused on the profitability of TAM and its affiliates with respect to the applicable Portfolio. For each Portfolio sub-advised by AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Funds benefited from any economies of scale. The Board recognized that, as a Fund’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered each Fund’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Funds through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s investment advisory fee schedule. The Trustees concluded that each Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Funds

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Funds and/or Portfolios. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with the Funds and that TAM believes that the use of soft dollars by J.P. Morgan is generally appropriate and in the best interests of Transamerica Partners Balanced Portfolio. The Board also noted that AUIM participates in a brokerage program pursuant to which a portion of brokerage commissions paid by Transamerica Partners

Transamerica Partners Funds Group	Semi-Annual Report 2017

TRANSAMERICA PARTNERS FUNDS GROUP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

Balanced Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the applicable Fund and its shareholders and voted to approve the renewal of each of the Agreements.

Transamerica Partners Funds Group	Semi-Annual Report 2017

Appendix A

Transamerica Partners Portfolios

Schedules of Investments Composition

At June 30, 2017

(unaudited)

Transamerica Partners Government Money Market Portfolio

Portfolio Characteristics	Years
Average Maturity §	0.26
Duration †	0.08

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	47.4%
Short-Term U.S. Government Agency Obligations	26.0
U.S. Government Agency Obligations	22.4
Short-Term U.S. Government Obligations	4.2
Net Other Assets (Liabilities)	0.0 *
Total	100.0%

Transamerica Partners Balanced Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	59.7%
Corporate Debt Securities	16.0
U.S. Government Obligations	8.7
U.S. Government Agency Obligations	6.5
Commercial Paper	4.4
Mortgage-Backed Securities	4.4
Asset-Backed Securities	2.9
Short-Term U.S. Government Obligations	1.1
Securities Lending Collateral	0.9
Repurchase Agreement	0.5
Foreign Government Obligations	0.5
Municipal Government Obligations	0.3
Preferred Stocks	0.2
Net Other Assets (Liabilities) ^	(6.1)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Government Money Market Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.4%
Federal Agricultural Mortgage Corp. 0.98% (A), 04/03/2018	$ 13,500,000	$ 13,500,000
Federal Farm Credit Banks 0.92% (A), 04/03/2019	12,200,000	12,198,332
1.03% (A), 09/28/2018	13,500,000	13,501,585
1.18% (A), 08/01/2017	2,740,000	2,740,024
1.25% (A), 11/13/2017	12,100,000	12,100,232
Federal Home Loan Banks 0.96% (A), 01/18/2019	12,700,000	12,704,665
1.04% (A), 06/01/2018	13,500,000	13,500,000
1.07% (A), 10/19/2018	22,000,000	22,000,000
1.13% (A), 10/04/2017	24,000,000	24,001,005
1.17% (A), 08/25/2017	9,600,000	9,600,634
1.21% (A), 12/18/2017	7,500,000	7,504,943
1.30% (A), 10/27/2017	20,500,000	20,500,000
Federal Home Loan Mortgage Corp. 0.90% (A), 08/10/2018, MTN	26,500,000	26,500,000
Federal National Mortgage Association 1.23% (A), 03/21/2018	15,500,000	15,531,168

Total U.S. Government Agency Obligations (Cost $205,882,588)		205,882,588

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.0%
Federal Agricultural Mortgage Corp. 1.11% (A), 06/22/2018	21,000,000	21,000,000
1.24% (A), 08/25/2017	12,500,000	12,500,095
Federal Farm Credit Discount Notes 0.66% (B), 08/07/2017	5,000,000	4,996,660
0.72% (B), 09/08/2017	14,000,000	13,980,948
0.91% (B), 07/06/2017	26,140,000	26,136,732
Federal Home Loan Bank Discount Notes 0.86% (B), 07/14/2017 - 07/19/2017	31,000,000	30,987,544
0.87% (B), 07/26/2017	28,000,000	27,983,317
0.92% (B), 08/04/2017	25,000,000	24,978,703
0.97% (B), 08/23/2017	26,000,000	25,963,598
1.06% (B), 09/22/2017	36,300,000	36,212,542
Federal Home Loan Banks 1.17% (A), 07/12/2017	14,600,000	14,600,000

Total Short-Term U.S. Government Agency Obligations (Cost $239,340,139)		239,340,139

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.2%
U.S. Treasury Bill 1.08% (B), 12/21/2017	12,300,000	12,237,345
1.13% (B), 12/21/2017	26,000,000	25,861,187

Total Short-Term U.S. Government Obligations (Cost $38,098,532)		38,098,532

REPURCHASE AGREEMENTS - 47.4%
Barclays Capital, Inc. 1.05% (B), dated 06/30/2017, to be repurchased at $84,107,359 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 1.36% - 5.58%, due 10/15/2033 - 03/20/2047, and with a total value of $85,782,000.	84,100,000	84,100,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Barclays Capital, Inc. 1.26% (B), dated 06/09/2017, to be repurchased at $34,069,747 on 08/08/2017. Collateralized by U.S. Government Agency Obligations and a U.S. Government Obligation, 1.61% - 5.50%, due 06/30/2022 - 06/20/2047, and with a total value of $35,190,037. (C)

	$ 34,000,000	$ 34,000,000
Deutsche Bank Securities, Inc. 1.16% (B), dated 06/30/2017, to be repurchased at $9,000,870 on 07/03/2017. Collateralized a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $9,180,071.	9,000,000	9,000,000
Goldman Sachs & Co. 1.03% (B), dated 06/30/2017, to be repurchased at $38,403,296 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 2.50% - 4.50%, due 09/01/2027 - 07/01/2047, and with a total value of $39,168,001.	38,400,000	38,400,000
ING Financial Markets LLC 1.02% (B), dated 06/30/2017, to be repurchased at $105,308,951 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 0.88% - 1.88%, due 10/26/2017 - 02/19/2019, and with a total value of $107,408,272.	105,300,000	105,300,000
Jefferies LLC 1.25% (B), dated 06/30/2017, to be repurchased at $45,004,688 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 2.75 - 6.15%, due 06/01/2026 - 06/15/2058, and with a total value of $45,900,000.	45,000,000	45,000,000
Nomura Securities International, Inc. 1.13% (B), dated 06/30/2017, to be repurchased at $120,011,300 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 1.93% - 9.00%, due 07/01/2017 - 10/20/2066, and with a total value of $122,400,000.	120,000,000	120,000,000
State Street Bank & Trust Co. 0.12% (B), dated 06/30/2017, to be repurchased at $395,938 on 07/03/2017. Collateralized by a U.S. Government Obligation, 2.00%, due 04/30/2024, and with a value of $404,217.	395,934	395,934

Total Repurchase Agreements (Cost $436,195,934)		436,195,934

Total Investments (Cost $919,517,193) (D)		919,517,193
Net Other Assets (Liabilities) - 0.0% (E)		12,014

Net Assets - 100.0%		$ 919,529,207

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Government Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$205,882,588	$—	$205,882,588
Short-Term U.S. Government Agency Obligations	—	239,340,139	—	239,340,139
Short-Term U.S. Government Obligations	—	38,098,532	—	38,098,532
Repurchase Agreements	—	436,195,934	—	436,195,934

Total Investments	$—	$919,517,193	$—	$919,517,193

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2017.
(B)	Rates disclosed reflect the yields at June 30, 2017.
(C)	Illiquid security. At June 30, 2017, the value of such securities amounted to $34,000,000 or 3.7% of the Portfolio’s net assets.
(D)	Aggregate cost for federal income tax purposes is $919,517,193.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 59.7%
Aerospace & Defense - 1.0%
General Dynamics Corp.	2,739	$ 542,596
L3 Technologies, Inc.	473	79,029
Northrop Grumman Corp.	1,527	391,996
Textron, Inc.	1,057	49,785
United Technologies Corp.	3,438	419,814

		1,483,220

Air Freight & Logistics - 0.1%
FedEx Corp.	450	97,798

Airlines - 0.5%
Delta Air Lines, Inc.	6,485	348,504
United Continental Holdings, Inc. (A)	5,719	430,355

		778,859

Auto Components - 0.3%
Delphi Automotive PLC, Class A	3,453	302,655
Lear Corp.	661	93,915

		396,570

Automobiles - 0.3%
Ford Motor Co.	17,278	193,341
General Motors Co.	5,810	202,943

		396,284

Banks - 3.6%
Bank of America Corp.	70,247	1,704,192
BB&T Corp.	2,740	124,423
Citigroup, Inc.	22,069	1,475,975
KeyCorp	19,096	357,859
PNC Financial Services Group, Inc.	1,300	162,331
Regions Financial Corp.	4,942	72,351
SVB Financial Group (A)	455	79,984
Wells Fargo & Co.	27,894	1,545,607
Zions Bancorporation	1,588	69,729

		5,592,451

Beverages - 1.9%
Brown-Forman Corp., Class B	2,050	99,630
Coca-Cola Co.	5,612	251,698
Constellation Brands, Inc., Class A	3,095	599,595
Dr Pepper Snapple Group, Inc.	818	74,528
Molson Coors Brewing Co., Class B	6,412	553,612
PepsiCo, Inc.	12,019	1,388,074

		2,967,137

Biotechnology - 1.7%
AbbVie, Inc., Class G	2,090	151,546
Alexion Pharmaceuticals, Inc. (A)	1,975	240,298
Amgen, Inc.	290	49,947
Biogen, Inc. (A)	2,112	573,112
BioMarin Pharmaceutical, Inc. (A)	429	38,962
Celgene Corp. (A)	5,525	717,532
Gilead Sciences, Inc.	8,353	591,225
Vertex Pharmaceuticals, Inc. (A)	2,432	313,412

		2,676,034

Building Products - 0.3%
Allegion PLC	2,999	243,279
Masco Corp.	7,142	272,896

		516,175

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 2.1%
Ameriprise Financial, Inc.	720	$ 91,649
Bank of New York Mellon Corp.	11,461	584,740
BlackRock, Inc., Class A	165	69,698
Charles Schwab Corp.	17,531	753,132
Goldman Sachs Group, Inc.	386	85,653
Intercontinental Exchange, Inc.	6,518	429,667
Morgan Stanley	18,781	836,881
State Street Corp.	3,918	351,562

		3,202,982

Chemicals - 1.3%
Albemarle Corp.	700	73,878
Celanese Corp., Series A	1,050	99,687
Dow Chemical Co.	4,989	314,656
E.I. du Pont de Nemours & Co.	9,535	769,570
Eastman Chemical Co.	6,117	513,767
Mosaic Co.	9,211	210,287

		1,981,845

Communications Equipment - 0.2%
Cisco Systems, Inc.	10,431	326,490

Construction Materials - 0.0% (B)
Vulcan Materials Co.	510	64,607

Consumer Finance - 0.5%
American Express Co.	2,020	170,165
Capital One Financial Corp.	4,435	366,420
Discover Financial Services	4,861	302,305

		838,890

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	3,235	193,000
WestRock Co.	4,203	238,142

		431,142

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	7,720	1,307,537
Voya Financial, Inc.	1,352	49,875

		1,357,412

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	18,474	697,024
Verizon Communications, Inc.	11,162	498,495

		1,195,519

Electric Utilities - 1.6%
American Electric Power Co., Inc.	1,350	93,784
Duke Energy Corp.	2,590	216,498
Edison International	5,816	454,753
NextEra Energy, Inc.	5,453	764,129
PG&E Corp.	7,497	497,576
Xcel Energy, Inc.	9,736	446,688

		2,473,428

Electrical Equipment - 0.3%
Eaton Corp. PLC	5,892	458,574

Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	7,622	599,699

Energy Equipment & Services - 0.3%
Halliburton Co.	3,941	168,320
Schlumberger, Ltd.	4,420	291,013

		459,333

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	1,999	$ 384,148
Boston Properties, Inc.	1,040	127,941
Brixmor Property Group, Inc.	2,520	45,058
Camden Property Trust	550	47,031
Digital Realty Trust, Inc.	710	80,194
Equinix, Inc.	394	169,089
Extra Space Storage, Inc.	1,800	140,400
Federal Realty Investment Trust	850	107,431
HCP, Inc.	4,480	143,181
Kimco Realty Corp.	3,468	63,638
Omega Healthcare Investors, Inc.	820	27,076
Prologis, Inc., Class A	4,885	286,456
Public Storage	1,576	328,643
Regency Centers Corp.	939	58,819
Vornado Realty Trust, Class A	1,950	183,105

		2,192,210

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	3,523	563,433
Kroger Co.	4,085	95,262
Wal-Mart Stores, Inc.	1,099	83,172
Walgreens Boots Alliance, Inc.	9,653	755,927

		1,497,794

Food Products - 0.6%
Archer-Daniels-Midland Co.	1,205	49,863
J.M. Smucker, Co.	276	32,659
Kraft Heinz Co.	2,446	209,475
Mondelez International, Inc., Class A	15,595	673,548

		965,545

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	12,320	598,875
Becton Dickinson and Co.	1,972	384,757
Boston Scientific Corp. (A)	22,571	625,668
Cooper Cos., Inc.	243	58,179
Danaher Corp.	2,663	224,730
Zimmer Biomet Holdings, Inc., Class A	1,474	189,262

		2,081,471

Health Care Providers & Services - 1.7%
Aetna, Inc.	3,151	478,416
Cigna Corp.	1,116	186,807
HCA Healthcare, Inc. (A)	568	49,530
Humana, Inc., Class A	1,453	349,621
UnitedHealth Group, Inc.	8,378	1,553,449

		2,617,823

Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises, Ltd., Class A	2,620	286,182
Starbucks Corp.	11,148	650,040

		936,222

Household Durables - 0.2%
D.R. Horton, Inc.	3,081	106,510
Newell Brands, Inc.	965	51,743
PulteGroup, Inc.	6,682	163,910
Toll Brothers, Inc.	1,430	56,499

		378,662

Household Products - 0.8%
Kimberly-Clark Corp.	3,950	509,985

	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
Procter & Gamble Co.	7,922	$ 690,402

		1,200,387

Industrial Conglomerates - 1.6%
General Electric Co.	44,347	1,197,813
Honeywell International, Inc.	9,232	1,230,533

		2,428,346

Insurance - 1.6%
American International Group, Inc.	6,386	399,253
Arthur J. Gallagher & Co.	6,053	346,534
Chubb, Ltd.	4,375	636,037
Hartford Financial Services Group, Inc.	4,650	244,451
MetLife, Inc.	15,640	859,262

		2,485,537

Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. (A)	1,913	1,851,784

Internet Software & Services - 3.3%
Alphabet, Inc., Class A (A)	1,746	1,623,221
Alphabet, Inc., Class C (A)	1,781	1,618,448
Facebook, Inc., Class A (A)	12,184	1,839,541

		5,081,210

IT Services - 2.4%
Accenture PLC, Class A	9,965	1,232,471
Automatic Data Processing, Inc.	870	89,140
Fidelity National Information Services, Inc.	5,386	459,965
International Business Machines Corp.	1,540	236,898
Paychex, Inc.	1,580	89,965
Vantiv, Inc., Class A (A)	1,843	116,736
Visa, Inc., Class A	14,623	1,371,345
WEX, Inc. (A)	1,563	162,974

		3,759,494

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	3,239	192,105
Illumina, Inc. (A)	1,369	237,549
Thermo Fisher Scientific, Inc.	1,676	292,412

		722,066

Machinery - 1.3%
Deere & Co.	380	46,964
Fortive Corp.	652	41,304
Ingersoll-Rand PLC	7,492	684,694
PACCAR, Inc.	5,556	366,918
Parker-Hannifin Corp.	609	97,331
Pentair PLC	50	3,327
Snap-on, Inc.	1,575	248,850
Stanley Black & Decker, Inc.	4,160	585,437

		2,074,825

Media - 2.6%
Charter Communications, Inc., Class A (A)	2,374	799,682
Comcast Corp., Class A	28,112	1,094,119
DISH Network Corp., Class A (A)	4,338	272,253
Sirius XM Holdings, Inc. (C)	25,759	140,902
Time Warner, Inc.	2,439	244,900
Twenty-First Century Fox, Inc., Class A	31,344	888,289
Walt Disney Co.	6,302	669,587

		4,109,732

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.1%
Alcoa Corp.	1,910	$ 62,361
Newmont Mining Corp.	2,133	69,088

		131,449

Multi-Utilities - 0.3%
CMS Energy Corp.	6,921	320,096
NiSource, Inc., Class B	7,600	192,736

		512,832

Multiline Retail - 0.2%
Dollar General Corp.	2,357	169,916
Dollar Tree, Inc. (A)	670	46,847
Macy’s, Inc.	3,000	69,720

		286,483

Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp., Class A	5,530	250,730
Apache Corp.	1,745	83,638
Cabot Oil & Gas Corp.	5,585	140,072
Chevron Corp.	6,568	685,239
Concho Resources, Inc. (A)	1,266	153,857
Diamondback Energy, Inc. (A)	3,519	312,522
EOG Resources, Inc.	7,355	665,775
EQT Corp.	2,798	163,935
Exxon Mobil Corp.	15,059	1,215,713
Kinder Morgan, Inc.	6,710	128,564
Marathon Petroleum Corp.	8	419
Occidental Petroleum Corp.	6,884	412,145
Phillips 66	2,110	174,476
Pioneer Natural Resources Co.	3,343	533,476
Valero Energy Corp.	2,036	137,348

		5,057,909

Pharmaceuticals - 3.4%
Allergan PLC	3,232	785,667
Bristol-Myers Squibb Co.	12,234	681,679
Eli Lilly & Co.	8,606	708,274
Johnson & Johnson	7,658	1,013,077
Merck & Co., Inc.	9,835	630,325
Pfizer, Inc.	42,555	1,429,422

		5,248,444

Road & Rail - 0.9%
Canadian Pacific Railway, Ltd.	1,171	188,308
Norfolk Southern Corp.	2,210	268,957
Union Pacific Corp.	9,304	1,013,299

		1,470,564

Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc., Class A	9,937	773,099
Broadcom, Ltd.	4,428	1,031,945
Lam Research Corp.	706	99,850
Microchip Technology, Inc.	3,030	233,855
NVIDIA Corp.	1,420	205,275
Texas Instruments, Inc.	12,445	957,394

		3,301,418

Software - 2.9%
Adobe Systems, Inc. (A)	8,130	1,149,907
Microsoft Corp.	45,232	3,117,842
Oracle Corp.	2,330	116,826
Workday, Inc., Class A (A)	1,057	102,529

		4,487,104

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.3%
AutoZone, Inc. (A)	150	$ 85,569
Best Buy Co., Inc.	2,590	148,485
Home Depot, Inc.	7,793	1,195,446
Lowe’s Cos., Inc.	9,962	772,354
O’Reilly Automotive, Inc. (A)	1,387	303,392
Ross Stores, Inc.	4,829	278,778
TJX Cos., Inc.	10,564	762,404

		3,546,428

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	25,075	3,611,302
HP, Inc.	24,480	427,910

		4,039,212

Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc., Class B	3,130	184,670

Tobacco - 0.9%
Altria Group, Inc.	3,830	285,220
Philip Morris International, Inc.	9,970	1,170,977

		1,456,197

Trading Companies & Distributors - 0.0% (B)
HD Supply Holdings, Inc. (A)	1,450	44,414

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	2,208	133,849

Total Common Stocks (Cost $79,913,179)		92,578,530

PREFERRED STOCKS - 0.2%
Banks - 0.1%
Citigroup Capital XIII 7.54% (D)	3,392	88,124

Capital Markets - 0.0% (B)
State Street Corp. Series D, 5.90% (D)	1,536	43,177

Electric Utilities - 0.0% (B)
SCE Trust III Series H, 5.75% (D)	320	8,986

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp. Series Z, 8.38% (A) (D)	14,925	81,341
Federal National Mortgage Association
Series O, 0.00% (A) (D) (E)	600	5,592
Series S, 8.25% (A) (D)	10,800	62,208

		149,141

Total Preferred Stocks (Cost $814,042)		289,428

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
American Tower Trust #1 Series 2013-1A, Class 1A, 1.55%, 03/15/2043 (F)	$ 200,000	199,593
Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A, 1.92%, 09/20/2019 (F)	100,000	99,953

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 2.59% (D), 07/18/2027 (F)	$ 235,000	$ 236,044
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (F)	94,430	94,708
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (F)	93,216	92,104
Hertz Vehicle Financing LLC Series 2016-3A, Class A, 2.27%, 07/25/2020 (F)	110,000	109,090
ICG US CLO, Ltd. Series 2014-1A, Class A1, 2.31% (D), 04/20/2026 (F)	235,000	234,337
JGWPT XXVI LLC Series 2012-2A, Class A, 3.84%, 10/15/2059 (F)	182,997	182,919
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (F)	70,038	69,559
Series 2016-1A, Class A,
2.25%, 12/20/2033 (F)	83,465	82,450
New Residential Advanced Receivables Trust Series 2017-T1, Class AT1, 3.21%, 02/15/2051 (F)	100,000	100,568
NRZ Advance Receivables Trust Series 2016-T4, Class AT4, 3.11%, 12/15/2050 (F)	300,000	295,913
OCP CLO, Ltd. Series 2015-8A, Class A1, 2.69% (D), 04/17/2027 (F)	220,000	220,088
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (F)	290,000	289,316
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.66% (D), 07/20/2027 (F)	250,000	250,014
Series 2015-2A, Class A1AR,
0.00% (D) (E), 07/20/2030 (F) (G)	250,000	250,000
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (F)	380,000	382,002
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (F)	20,656	20,683
Series 2014-1A, Class A,
2.07%, 03/20/2030 (F)	46,281	46,221
Series 2014-2A, Class A,
2.05% (D), 06/20/2031 (F)	39,243	39,184
Series 2015-1A, Class A,
2.40%, 03/22/2032 (F)	32,891	32,906
Series 2015-1A, Class B,
3.05%, 03/22/2032 (F)	34,321	34,494
Series 2016-2A, Class A,
2.33%, 07/20/2033 (F)	61,766	61,733
Silverleaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (F)	37,003	36,944

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (F)	$ 139,104	$ 135,828
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (F)	119,483	120,187
Towd Point Mortgage Trust Series 2017-1, Class A1, 2.75% (D), 10/25/2056 (F)	193,898	195,392
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 2.11% (D), 10/15/2018 (F)	290,000	289,744
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (F)	78,054	77,795
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (F)	150,000	149,967

Total Asset-Backed Securities (Cost $4,444,406)		4,429,736

CORPORATE DEBT SECURITIES - 16.0%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	54,000	60,107
5.10%, 01/15/2044	49,000	54,990

		115,097

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	126,798	125,682
3.70%, 04/01/2028	154,409	158,270
Delta Air Lines Pass-Through Trust 6.82%, 02/10/2024	315,263	361,764
United Airlines Pass-Through Trust 3.75%, 03/03/2028	274,136	283,731

		929,447

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025	105,000	105,477

Automobiles - 0.1%
Ford Motor Co. 4.35%, 12/08/2026	150,000	154,416
General Motors Co.
4.88%, 10/02/2023	30,000	32,150
6.25%, 10/02/2043	20,000	22,215

		208,781

Banks - 2.9%
Bank of America Corp.
4.10%, 07/24/2023	175,000	185,259
4.45%, 03/03/2026, MTN	45,000	46,833
5.75%, 12/01/2017	75,000	76,269
Bank One Corp. 8.00%, 04/29/2027	65,000	85,972
Barclays Bank PLC 10.18%, 06/12/2021 (F)	390,000	488,463
Branch Banking & Trust Co. 3.80%, 10/30/2026	110,000	115,296

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
1.70%, 04/27/2018	$ 203,000	$ 202,797
2.63% (D), 09/01/2023	165,000	168,064
6.68%, 09/13/2043	20,000	26,689
Commerzbank AG 8.13%, 09/19/2023 (F)	255,000	307,644
Cooperatieve Rabobank UA 11.00% (D), 06/30/2019 (F) (H)	405,000	470,408
Discover Bank 3.45%, 07/27/2026	250,000	241,799
First Horizon National Corp. 3.50%, 12/15/2020	110,000	112,821
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (F)	65,000	65,920
JPMorgan Chase & Co.
3.25%, 09/23/2022	478,000	489,865
3.54% (D), 05/01/2028	103,000	103,312
4.85%, 02/01/2044	20,000	23,047
6.75% (D), 02/01/2024 (H)	13,000	14,771
Nordea Bank AB 4.25%, 09/21/2022 (F)	470,000	498,421
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	65,000	71,595
6.40%, 10/21/2019	60,000	65,222
Toronto-Dominion Bank 3.63% (D), 09/15/2031	150,000	148,827
Wells Fargo & Co.
2.13%, 04/22/2019	95,000	95,495
3.58% (D), 05/22/2028, MTN	98,000	99,042
4.10%, 06/03/2026, MTN	36,000	37,277
4.13%, 08/15/2023	92,000	97,294
5.38%, 11/02/2043	67,000	77,510
5.90% (D), 06/15/2024 (H)	43,000	46,053

		4,461,965

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	147,000	151,450
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048 (F)	197,000	209,003
Constellation Brands, Inc. 3.70%, 12/06/2026	52,000	52,921
Molson Coors Brewing Co.
2.10%, 07/15/2021	130,000	127,838
4.20%, 07/15/2046	21,000	20,710
Pernod Ricard SA 5.75%, 04/07/2021 (F)	300,000	334,075

		895,997

Biotechnology - 0.4%
AbbVie, Inc. 3.20%, 05/14/2026	222,000	219,378
Amgen, Inc. 4.40%, 05/01/2045	31,000	31,842
Biogen, Inc. 4.05%, 09/15/2025	110,000	116,137
Celgene Corp. 5.00%, 08/15/2045	226,000	254,475

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
2.95%, 03/01/2027 (C)	$ 32,000	$ 31,057
4.15%, 03/01/2047	31,000	31,145

		684,034

Capital Markets - 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	205,000	214,119
7.30%, 06/28/2019	160,000	176,288
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 06/09/2023	80,000	82,476
Deutsche Bank AG
2.48% (D), 08/20/2020	70,000	70,276
6.00%, 09/01/2017	55,000	55,363
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	155,000	174,510
6.25%, 02/01/2041	20,000	26,126
6.75%, 10/01/2037	75,000	97,353
Macquarie Group, Ltd. 6.25%, 01/14/2021 (F)	230,000	255,821
Morgan Stanley
5.00%, 11/24/2025	220,000	239,241
5.75%, 01/25/2021	280,000	309,801
Oaktree Capital Management, LP 6.75%, 12/02/2019 (F)	175,000	191,958
State Street Corp. 2.25% (D), 06/01/2077	11,000	10,127
UBS AG 7.63%, 08/17/2022	250,000	293,500
UBS Group Funding Switzerland AG 4.25%, 03/23/2028 (F)	200,000	208,946

		2,405,905

Chemicals - 0.1%
LyondellBasell Industries NV 5.00%, 04/15/2019	60,000	62,726
Monsanto Co. 4.40%, 07/15/2044	110,000	111,877

		174,603

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC 3.85%, 11/15/2024 (F)	140,000	144,102
Hutchison Whampoa International 14, Ltd. 1.63%, 10/31/2017 (F)	200,000	199,522

		343,624

Communications Equipment - 0.1%
Harris Corp. 5.55%, 10/01/2021	120,000	133,154

Construction & Engineering - 0.1%
SBA Tower Trust
2.24%, 04/15/2043 (F)	65,000	64,969
2.88%, 07/15/2021 (F)	58,000	57,881
3.17%, 04/15/2022 (F)	110,000	110,458

		233,308

Construction Materials - 0.3%
LafargeHolcim Finance US LLC 4.75%, 09/22/2046 (F)	200,000	208,043

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials (continued)
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	$ 200,000	$ 209,888

		417,931

Consumer Finance - 0.4%
Ally Financial, Inc.
3.50%, 01/27/2019	120,000	121,650
4.13%, 03/30/2020	120,000	123,300
American Express Co. 4.05%, 12/03/2042	50,000	51,194
BMW US Capital LLC 2.80%, 04/11/2026 (F)	82,000	79,762
Capital One Financial Corp. 2.50%, 05/12/2020	136,000	136,589
Discover Financial Services 3.75%, 03/04/2025	193,000	190,698

		703,193

Containers & Packaging - 0.1%
International Paper Co. 4.75%, 02/15/2022	96,000	104,603
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 6.88%, 02/15/2021	64,814	66,596

		171,199

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College 3.62%, 10/01/2037	15,000	15,610

Diversified Financial Services - 0.0%
Kaupthing ehf 7.63%, 02/28/2020 (I) (J) (K)	710,000	0	(L)

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 06/30/2022	180,000	180,093
3.40%, 05/15/2025	130,000	127,802
4.35%, 06/15/2045	70,000	64,968
4.60%, 02/15/2021	67,000	71,458
5.00%, 03/01/2021	34,000	36,763
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (F)	40,000	39,548
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	54,000	54,013
Sprint Capital Corp. 6.88%, 11/15/2028	24,000	26,678
Verizon Communications, Inc.
5.15%, 09/15/2023	155,000	172,172
5.50%, 03/16/2047	187,000	204,421

		977,916

Electric Utilities - 0.5%
Appalachian Power Co. 3.40%, 06/01/2025 (C)	110,000	112,970
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	51,506
8.88%, 11/15/2018	9,000	9,799
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	226,000	215,741
Entergy Arkansas, Inc. 3.70%, 06/01/2024	61,000	63,891

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Jersey Central Power & Light Co. 7.35%, 02/01/2019	$ 35,000	$ 37,697
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (F)	65,000	68,783
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,776
5.30%, 06/01/2042	25,000	30,171
PacifiCorp
3.60%, 04/01/2024	130,000	136,283
5.75%, 04/01/2037	25,000	31,638

		771,255

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. 3.88%, 01/12/2028	130,000	128,918

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (F)	100,000	101,820
Schlumberger Investment SA 3.65%, 12/01/2023	33,000	34,687
Weatherford International, Ltd. 5.95%, 04/15/2042	35,000	27,300

		163,807

Equity Real Estate Investment Trusts - 0.7%
CBL & Associates, LP 5.25%, 12/01/2023 (C)	139,000	135,590
EPR Properties 4.50%, 04/01/2025	225,000	228,099
HCP, Inc. 3.40%, 02/01/2025	85,000	83,699
Hospitality Properties Trust 5.00%, 08/15/2022	174,000	186,512
Kilroy Realty, LP 4.25%, 08/15/2029	265,000	270,885
Realty Income Corp. 3.88%, 07/15/2024	190,000	196,207
VEREIT Operating Partnership, LP 3.00%, 02/06/2019	60,000	60,551

		1,161,543

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.13%, 06/01/2021	182,000	179,781
5.30%, 12/05/2043	14,000	16,134
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	43,249
4.30%, 04/22/2044	60,000	66,456
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	135,000	139,197

		444,817

Food Products - 0.3%
Conagra Brands, Inc. 3.20%, 01/25/2023	81,000	81,644
Kraft Heinz Foods Co. 4.88%, 02/15/2025 (F)	75,000	80,384
Tyson Foods, Inc.
3.55%, 06/02/2027	161,000	162,878
3.95%, 08/15/2024	68,000	71,156

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
WhiteWave Foods Co. 5.38%, 10/01/2022	$ 84,000	$ 94,751

		490,813

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories 3.75%, 11/30/2026	213,000	217,433
Becton Dickinson and Co. 3.70%, 06/06/2027	216,000	216,683
Boston Scientific Corp. 2.65%, 10/01/2018	56,000	56,514
Medtronic, Inc. 4.63%, 03/15/2045	117,000	131,676

		622,306

Health Care Providers & Services - 0.3%
Anthem, Inc.
1.88%, 01/15/2018	76,000	76,063
2.30%, 07/15/2018	104,000	104,585
3.30%, 01/15/2023	25,000	25,498
3.70%, 08/15/2021	8,000	8,345
Coventry Health Care, Inc. 5.45%, 06/15/2021	66,000	72,813
Express Scripts Holding Co. 4.50%, 02/25/2026	61,000	64,648
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	84,000	85,260
Tenet Healthcare Corp. 6.25%, 11/01/2018	55,000	58,025
UnitedHealth Group, Inc. 3.38%, 11/15/2021	19,000	19,809

		515,046

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	94,000	100,052
Newell Brands, Inc. 4.20%, 04/01/2026	31,000	32,915

		132,967

Independent Power & Renewable Electricity Producers - 0.0% (B)
NRG Energy, Inc. 6.63%, 03/15/2023	60,000	61,650

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (H)	555,000	589,077
6.88%, 01/10/2039, MTN	20,000	28,990

		618,067

Insurance - 0.6%
American International Group, Inc. 8.18% (D), 05/15/2068	26,000	35,100
CNA Financial Corp. 5.88%, 08/15/2020	90,000	99,116
Enstar Group, Ltd. 4.50%, 03/10/2022	46,000	47,458
Fidelity National Financial, Inc. 5.50%, 09/01/2022	60,000	63,790
Lincoln National Corp. 8.75%, 07/01/2019	46,000	51,717

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	$ 80,000	$ 82,186
Pacific Life Insurance Co. 9.25%, 06/15/2039 (F)	126,000	205,384
Reinsurance Group of America, Inc. 3.91% (D), 12/15/2065	291,000	277,905

		862,656

IT Services - 0.0% (B)
Mastercard, Inc. 3.38%, 04/01/2024	33,000	34,418

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.40%, 02/01/2019	133,000	133,986

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (F)	200,000	196,414

Media - 0.3%
CBS Corp. 5.75%, 04/15/2020	85,000	92,979
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	100,000	102,770
Comcast Corp. 5.88%, 02/15/2018	116,000	119,047
NBCUniversal Media LLC
4.38%, 04/01/2021	134,000	144,437
4.45%, 01/15/2043	47,000	49,898

		509,131

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023	44,000	46,827
Freeport-McMoRan, Inc. 3.88%, 03/15/2023 (C)	45,000	41,850

		88,677

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	23,012
4.88%, 03/01/2044	33,000	36,782
Dominion Energy, Inc. 2.58%, 07/01/2020	79,000	79,408
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	140,000	141,369

		280,571

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (C)	68,000	75,990
Apache Corp.
4.25%, 01/15/2044	15,000	14,050
4.75%, 04/15/2043	22,000	22,064
BP Capital Markets PLC 3.12%, 05/04/2026	150,000	148,669
Continental Resources, Inc. 3.80%, 06/01/2024	25,000	22,890
Energy Transfer, LP 5.95%, 10/01/2043	35,000	37,078

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners, LP 4.85%, 07/15/2026	$ 47,000	$ 48,900
EOG Resources, Inc. 2.45%, 04/01/2020	88,000	88,272
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	150,592
3.04%, 03/01/2026	60,000	60,514
Husky Energy, Inc. 4.00%, 04/15/2024	45,000	45,631
Kerr-McGee Corp. 6.95%, 07/01/2024	50,000	58,639
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	117,000	120,272
Laredo Petroleum, Inc. 7.38%, 05/01/2022	60,000	60,600
Murphy Oil Corp. 3.50%, 12/01/2017	61,000	61,070
Nexen Energy ULC 5.88%, 03/10/2035	10,000	11,922
Noble Energy, Inc.
6.00%, 03/01/2041	22,000	24,618
8.25%, 03/01/2019	47,000	51,557
Petrobras Global Finance BV 6.25%, 03/17/2024	70,000	71,330
Petroleos Mexicanos 3.50%, 07/18/2018 - 01/30/2023	100,000	99,066
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028 (F)	130,000	131,341
Shell International Finance BV
2.50%, 09/12/2026	130,000	124,289
3.75%, 09/12/2046	39,000	36,906
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	38,819
4.63%, 03/01/2034	35,000	38,407
Western Gas Partners, LP 5.38%, 06/01/2021	76,000	81,588
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	12,805
7.88%, 09/01/2021	33,000	38,280
Williams Partners, LP 5.40%, 03/04/2044	35,000	36,967

		1,813,126

Pharmaceuticals - 0.2%
Allergan Funding SCS 3.80%, 03/15/2025	127,000	131,363
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	128,000	125,165

		256,528

Road & Rail - 0.2%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (F)	106,000	105,625
7.13%, 10/15/2020 (F)	153,000	173,806
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	18,459
3.75%, 04/01/2024	12,000	12,719

		310,609

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp. 2.88%, 05/11/2024	$ 145,000	$ 145,549
KLA-Tencor Corp. 4.13%, 11/01/2021	155,000	164,003
QUALCOMM, Inc. 3.25%, 05/20/2027	132,000	132,302

		441,854

Software - 0.1%
Microsoft Corp. 3.30%, 02/06/2027	140,000	144,210

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.85%, 02/23/2023	240,000	244,162
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (F)	115,000	126,674
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	185,000	190,753
HP, Inc. 3.75%, 12/01/2020	11,000	11,513

		573,102

Tobacco - 0.1%
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	105,000	117,108

Trading Companies & Distributors - 0.1%
International Lease Finance Corp. 8.25%, 12/15/2020	145,000	170,724

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 3.13%, 07/16/2022	200,000	203,842
Crown Castle Towers LLC
3.22%, 05/15/2042 (F)	42,000	43,022
4.88%, 08/15/2040 (F)	155,000	165,403
6.11%, 01/15/2040 (F)	335,000	360,156
Sprint Communications, Inc. 9.00%, 11/15/2018 (F)	35,000	37,986
Sprint Corp. 7.88%, 09/15/2023	45,000	51,750
T-Mobile USA, Inc. 6.84%, 04/28/2023	5,000	5,338

		867,497

Total Corporate Debt Securities (Cost $24,416,871)		24,889,041

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Indonesia - 0.2%
Indonesia Government International Bond 5.38%, 10/17/2023 (F)	225,000	249,925

Mexico - 0.1%
Mexico Government International Bond 4.00%, 10/02/2023	110,000	115,049

Peru - 0.1%
Peru Government International Bond 7.35%, 07/21/2025	100,000	130,600

Republic of Korea - 0.1%
Korea Development Bank 3.50%, 08/22/2017	200,000	200,411

Total Foreign Government Obligations (Cost $664,762)		695,985

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 4.4%
Alternative Loan Trust Series 2007-22, Class 2A16, 6.50%, 09/25/2037	$ 203,761	$ 144,504
Aventura Mall Trust Series 2013-AVM, Class A, 3.87% (D), 12/05/2032 (F)	150,000	157,431
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (F)	140,000	138,873
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (F)	315,000	305,781
BBCMS Trust Series 2013-TYSN, Class B, 4.04%, 09/05/2032 (F)	245,000	255,650
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17, Class A1A, 5.65% (D), 06/11/2050	15,436	15,465
Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A2, 1.43% (D), 12/25/2046	82,739	152,228
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	45,000	47,277
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	69,242
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	158,092
Citigroup Commercial Mortgage Trust, Interest Only STRIPS
Series 2013-SMP, Class XA,
0.90% (D), 01/12/2030 (F)	1,141,497	1,720
Citigroup Mortgage Loan Trust Series 2015-A, Class A1, 3.50% (D), 06/25/2058 (F)	195,061	198,885
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	20,000	21,841
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (F)	100,000	102,173
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (F)	100,000	103,318
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	45,000	47,477
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (F)	100,000	101,166
Commercial Mortgage Pass Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (F)	132,000	132,313
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87% (D), 12/10/2049	35,000	35,094
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (F)	225,000	229,695
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 2.92% (D), 08/26/2036 (F)	101,336	100,666
CSMC Trust
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (F)	1,936	1,933

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
Series 2014-4R, Class 21A1,
1.35% (D), 12/27/2035 (F)	$ 212,546	$ 205,817
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 3.89% (D), 03/18/2035	127,918	126,279
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (D), 12/10/2027 (F)	100,000	99,513
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (F)	285,000	283,895
Impac CMB Trust Series 2004-6, Class 1A1, 2.02% (D), 10/25/2034	67,693	64,829
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.55% (D), 08/25/2037	169,455	143,020
JPMorgan Resecuritization Trust Series 2014-2, Class 6A1, 0.00% (D) (E), 05/26/2037 (F)	119,200	119,700
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AM, 6.41% (D), 09/15/2045	30,000	30,390
Merrill Lynch Mortgage Investors Trust Series 2003-F, Class A1, 1.86% (D), 10/25/2028	43,284	42,449
Merrill Lynch Mortgage Trust Series 2007-C1, Class A1A, 6.02% (D), 06/12/2050	19,482	19,459
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (F)	100,000	98,912
Morgan Stanley Capital I Trust Series 2007-IQ15, Class AM, 6.13% (D), 06/11/2049	11,252	11,243
Morgan Stanley Reremic Trust Series 2012-XA, Class A, 2.00%, 07/27/2049 (F)	2,166	2,166
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 3.00% (D), 07/26/2048 (F)	240,756	238,029
Motel 6 Trust Series 2015-MTL6, Class C, 3.64%, 02/05/2030 (F)	545,000	544,596
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (F)	128,429	133,744
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (F)	51,732	53,166
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (F)	135,093	137,898
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (F)	95,994	97,206
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (F)	184,223	191,524
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (F)	303,181	314,892
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (F)	129,000	134,740

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (F)	$ 195,000	$ 202,913
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (D), 01/11/2037 (F)	130,000	128,697
SCG Trust Series 2013-SRP1, Class A, 2.81% (D), 11/15/2026 (F)	100,000	99,243
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1.91% (D), 01/19/2034	94,282	91,317
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (F)	174,582	176,640
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (F)	146,981	148,114
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (F)	135,358	136,367
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (F)	225,000	230,813

Total Mortgage-Backed Securities (Cost $6,752,654)		6,828,395

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	15,000	21,616
State of California, General Obligation Unlimited
7.30%, 10/01/2039	55,000	80,427
7.60%, 11/01/2040	60,000	93,432
7.95%, 03/01/2036	175,000	200,730
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	10,000	10,328

		406,533

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	10,000	12,276

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	16,000	24,032

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	15,000	20,949
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	15,000	20,290

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued) (B)
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	$ 10,000	$ 12,424
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	20,000	23,743

		77,406

Total Municipal Government Obligations (Cost $501,701)		520,247

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Federal Home Loan Mortgage Corp.
3.64% (D), 02/01/2041	18,338	19,469
5.50%, 06/01/2041	30,360	33,796
Federal National Mortgage Association
Zero Coupon, 10/09/2019	190,000	182,263
2.50%, TBA (G)	537,000	539,790
3.00%, TBA (G)	4,309,000	4,336,319
3.33% (D), 10/25/2023	55,000	57,458
3.47% (D), 03/01/2041	14,069	14,858
3.50%, 11/01/2028 - 01/01/2029	122,120	127,754
3.50%, TBA (G)	2,592,000	2,664,364
3.57% (D), 03/01/2041	6,974	7,376
4.00%, 10/01/2025 - 06/01/2042	78,320	82,703
4.00%, TBA (G)	585,000	614,958
4.50%, 02/01/2025 - 06/01/2026	115,245	121,430
5.00%, 04/01/2039 - 11/01/2039	261,351	289,754
5.00%, TBA (G)	203,000	221,746
5.50%, 09/01/2036 - 12/01/2041	377,321	428,827
6.00%, 02/01/2038 - 02/01/2041	283,777	323,409
6.50%, 05/01/2040	57,397	64,220
Government National Mortgage Association, Interest Only STRIPS 0.79% (D), 02/16/2053	210,159	10,173

Total U.S. Government Agency Obligations (Cost $10,187,467)		10,140,667

U.S. GOVERNMENT OBLIGATIONS - 8.7%
U.S. Treasury - 7.8%
U.S. Treasury Bond
2.25%, 08/15/2046	584,000	514,148
2.50%, 02/15/2045 - 05/15/2046	872,000	812,426
2.75%, 08/15/2042	690,500	682,947
2.88%, 08/15/2045	62,000	62,346
3.00%, 05/15/2042	139,000	143,946
3.50%, 02/15/2039	242,000	273,413
3.63%, 02/15/2044	1,316,300	1,516,779
4.50%, 02/15/2036	611,000	788,667
4.75%, 02/15/2037	606,000	807,353
5.25%, 02/15/2029	622,000	803,230
U.S. Treasury Note
1.00%, 09/15/2017 - 11/30/2019	912,400	905,991
1.13%, 06/30/2021 - 09/30/2021	305,000	297,543
1.25%, 11/30/2018	502,300	501,633
1.50%, 08/15/2026	492,000	460,270
1.63%, 03/31/2019 - 05/15/2026	1,165,000	1,153,644

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
1.75%, 11/30/2021 - 05/15/2023	$ 880,000	$ 870,361
1.88%, 11/30/2021	155,000	155,400
2.00%, 12/31/2021 - 02/15/2025	507,000	503,503
2.25%, 11/15/2024	345,400	347,303
2.50%, 08/15/2023 - 05/15/2024	447,300	458,548

		12,059,451

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	84,030	93,661
2.50%, 01/15/2029	310,551	373,369
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	903,264	916,131

		1,383,161

Total U.S. Government Obligations (Cost $13,417,503)		13,442,612

COMMERCIAL PAPER - 4.4%
Banks - 0.6%
Bank of China, Ltd. 1.40% (M), 07/07/2017	400,000	399,908
Macquarie Bank, Ltd. 1.33% (M), 09/22/2017	600,000	598,188

		998,096

Capital Markets - 0.4%
Cedar Spring Capital 1.22% (M), 08/09/2017	600,000	599,220

Diversified Financial Services - 3.1%
Alpine Securitization, Ltd. 1.24% (M), 08/02/2017	600,000	599,349
Anglesea Funding PLC 1.27% (M), 07/05/2017	600,000	599,917
Barton Capital Corp. 1.22% (M), 07/17/2017	600,000	599,680
Kells Funding LLC 1.14% (M), 08/04/2017	600,000	599,366
Liberty Funding LLC 1.15% (M), 07/10/2017	425,000	424,880
Mont Blanc Capital Corp. 1.16% (M), 07/05/2017	250,000	249,968
NIEUW Amsterdam Receivable 1.28% (M), 09/13/2017	600,000	598,446
Sheffield Receivable 1.25% (M), 07/10/2017	500,000	499,846
Victory Receivables 1.22% (M), 07/17/2017	600,000	599,680

		4,771,132

	Principal	Value
COMMERCIAL PAPER (continued)
Machinery - 0.3%
Caterpillar Finance Service Co. 1.20% (M), 07/11/2017	$ 475,000	$ 474,844

Total Commercial Paper (Cost $6,843,292)		6,843,292

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bill
0.80% (M), 07/20/2017	110,000	109,959
0.81% (M), 07/13/2017	200,000	199,957
0.89% (M), 08/10/2017 (C)	40,000	39,963
0.90% (M), 08/10/2017 (C)	879,000	878,191
0.92% (M), 08/24/2017	50,000	49,934
0.96% (M), 09/21/2017	230,000	229,503
0.98% (M), 03/01/2018 (N)	115,000	114,176
1.01% (M), 09/21/2017	120,000	119,741

Total Short-Term U.S. Government Obligations (Cost $1,741,409)		1,741,424

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.97% (M)	1,403,233	1,403,233

Total Securities Lending Collateral (Cost $1,403,233)		1,403,233

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.12% (M), dated 06/30/2017, to be repurchased at $804,619 on 07/03/2017. Collateralized by U.S. Government Obligations, 1.13% - 1.25%, due 03/31/2021 - 06/30/2021, and with a total value of $828,404.	$ 804,611	804,611

Total Repurchase Agreement (Cost $804,611)		804,611

Total Investments (Cost $151,905,130) (O)		164,607,201
Net Other Assets (Liabilities) - (6.1)%		(9,494,958)

Net Assets - 100.0%		$ 155,112,243

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	5	09/15/2017	$—	$(1,553)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)		Value
ASSETS Investments
Common Stocks	$92,578,530	$—	$—		$92,578,530
Preferred Stocks	289,428	—	—		289,428
Asset-Backed Securities	—	4,429,736	—		4,429,736
Corporate Debt Securities	—	24,889,041	0(L	)	24,889,041
Foreign Government Obligations	—	695,985	—		695,985
Mortgage-Backed Securities	—	6,828,395	—		6,828,395
Municipal Government Obligations	—	520,247	—		520,247
U.S. Government Agency Obligations	—	10,140,667	—		10,140,667
U.S. Government Obligations	—	13,442,612	—		13,442,612
Commercial Paper	—	6,843,292	—		6,843,292
Short-Term U.S. Government Obligations	—	1,741,424	—		1,741,424
Securities Lending Collateral	1,403,233	—	—		1,403,233
Repurchase Agreement	—	804,611	—		804,611

Total Investments	$94,271,191	$70,336,010	$0(L	)	$164,607,201

LIABILITIES
Other Financial Instruments
Futures Contracts (R)	$(1,553)	$—	$—		$(1,553)

Total Other Financial Instruments	$(1,553)	$—	$—		$(1,553)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,370,387. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2017.
(E)	Percentage rounds to less than 0.01% or (0.01)%.
(F)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the total value of 144A securities is $16,019,592, representing 10.3% of the Portfolio’s net assets.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2017.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2017, value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Illiquid security. At June 30, 2017, the value of such securities amounted to $0 or less than 0.1% of the Portfolio’s net assets.
(L)	Security deemed worthless.
(M)	Rates disclosed reflect the yields at June 30, 2017.
(N)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $114,176.
(O)	Aggregate cost for federal income tax purposes is $151,905,130. Aggregate gross unrealized appreciation and depreciation for all securities is $15,124,684 and $2,422,613, respectively. Net unrealized appreciation for tax purposes is $12,702,071.
(P)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Portfolio.
(R)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2017

(unaudited)

	Government Money Market	Balanced
Assets:
Investments, at value (A) (B)	$483,321,259	$163,802,590
Repurchase agreements, at value (C)	436,195,934	804,611
Receivables and other assets:
Investments sold	—	1,131,748
Interest	294,268	408,321
Dividends	—	89,843
Net income from securities lending	—	1,327
Prepaid expenses	1,921	351
Total assets	919,813,382	166,238,791

Liabilities:
Payables and other liabilities:
Investments purchased	—	942,476
When-issued, delayed-delivery, and forward commitment securities purchased	—	8,681,535
Investment advisory fees	182,458	46,278
Trustees, CCO and deferred compensation fees	1,274	189
Audit and tax fees	6,606	12,682
Custody and accounting fees	55,393	19,507
Legal fees	9,084	1,519
Printing and shareholder reports fees	4,746	800
Reorganization fees	17,221	17,221
Variation margin payable	—	65
Other	7,393	1,043
Collateral for securities on loan	—	1,403,233
Total liabilities	284,175	11,126,548
Net assets	$919,529,207	$155,112,243

(A) Investments, at cost	$483,321,259	$151,100,519
(B) Securities on loan, at value	$—	$1,370,387
(C) Repurchase agreements, at cost	$436,195,934	$804,611

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS

For the period ended June 30, 2017

(unaudited)

	Government Money Market	Balanced
Investment Income:
Dividend income	$—	$838,278
Interest income	3,422,638	777,378
Net income (loss) from securities lending	—	5,080
Withholding taxes on foreign income	—	(6,320)
Total investment income	3,422,638	1,614,416

Expenses:
Investment advisory fees	1,110,443	345,298
Trustees, CCO and deferred compensation fees	7,602	1,305
Audit and tax fees	11,765	18,069
Custody and accounting fees	89,851	32,430
Legal fees	24,834	4,151
Printing and shareholder reports fees	2,323	397
Reorganization fees	16,903	16,903
Other	8,938	8,114
Total expenses before waiver and/or reimbursement	1,272,659	426,667
Expenses waived and/or reimbursed	—	(26,103)
Net expenses	1,272,659	400,564
Net investment income (loss)	2,149,979	1,213,852

Net realized gain (loss) on:
Investments	379	9,944,537
Futures contracts	—	71,915
Foreign currency transactions	—	19
Net realized gain (loss)	379	10,016,471

Net change in unrealized appreciation (depreciation) on:
Investments	—	(1,420,419)
Futures contracts	—	4,559
Translation of assets and liabilities denominated in foreign currencies	—	(4)
Net change in unrealized appreciation (depreciation)	—	(1,415,864)
Net realized and change in unrealized gain (loss)	379	8,600,607
Net increase (decrease) in net assets resulting from operations	$2,150,358	$9,814,459

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Government Money Market		Balanced
	June 30, 2017 (unaudited)	December 31, 2016	June 30, 2017 (unaudited)	December 31, 2016
From operations:
Net investment income (loss)	$2,149,979	$1,615,131	$1,213,852	$2,617,010
Net realized gain (loss)	379	24,824	10,016,471	4,465,604
Net change in unrealized appreciation (depreciation)	—	—	(1,415,864)	4,725,898
Net increase (decrease) in net assets resulting from operations	2,150,358	1,639,955	9,814,459	11,808,512

From transactions in investors’ beneficial interests:
Contributions	273,307,609	681,778,794	4,276,380	9,979,291
Withdrawals	(295,096,221)	(617,308,024)	(8,936,752)	(23,422,150)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(21,788,612)	64,470,770	(4,660,372)	(13,442,859)
Net increase (decrease) in net assets	(19,638,254)	66,110,725	5,154,087	(1,634,347)

Net assets:
Beginning of period/year	939,167,461	873,056,736	149,958,156	151,592,503
End of period/year	$919,529,207	$939,167,461	$155,112,243	$149,958,156

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS

For the period and years ended:

	Government Money Market
	June 30, 2017 (unaudited)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Total return (A)	0.24	%(B)	0.19%		0.01%	(0.05)%	(0.07)%	(0.11)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$919,529		$939,167		$873,057	$862,368	$986,862	$948,358
Expenses to average net assets
Excluding waiver and/or reimbursement	0.29	%(C)	0.28%		0.28%	0.28%	0.29%	0.28%
Including waiver and/or reimbursement	0.29	%(C)(E)	0.27	%(D)(E)	0.28%	0.28%	0.29%	0.28%
Net investment income (loss) to average net assets	0.48	%(C)	0.18	%(D)	0.01%	(0.05)%	(0.07)%	(0.11)%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(E)	Includes reorganization expenses incurred outside the Portfolio’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.

	Balanced
	June 30, 2017 (unaudited)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Total return (A)	6.58	%(B)	8.29%		0.57%	10.99%	18.33%	13.47%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$155,112		$149,958		$151,593	$147,564	$123,270	$109,602
Expenses to average net assets
Excluding waiver and/or reimbursement	0.56	%(C)	0.53%		0.54%	0.58%	0.63%	0.61%
Including waiver and/or reimbursement	0.52	%(C)(E)	0.47	%(D)(E)	0.50%	0.50%	0.50%	0.50%
Net investment income (loss) to average net assets	1.58	%(C)	1.76	%(D)	1.60%	1.69%	1.44%	1.82%
Portfolio turnover rate	36	%(B)	37%		50%	92%	123%	150%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.05% higher and 0.05% lower, respectively, had the custodian not reimbursed the Portfolio.
(E)	Includes reorganization expenses incurred outside the Portfolio’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS

At June 30, 2017

(unaudited)

1. ORGANIZATION

Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio applies investment company accounting and reporting guidance. The Series Portfolio is composed of two different series that are, in effect, separate investment funds. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are listed below. Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

Portfolio
Transamerica Partners Government Money Market Portfolio (“Government Money Market”)
Transamerica Partners Balanced Portfolio (“Balanced”)

The Portfolios’ Board of Trustees (the “Board”) approved the reorganization of each Portfolio into a new or existing series of Transamerica Funds.

Government Money Market Reorganization: The Board approved the reorganization of Government Money Market into Transamerica Government Money Market, an existing series of Transamerica Funds. The reorganization is subject to certain closing conditions and is scheduled to close on or about October 13, 2017. Government Money Market shareholders will receive newly-issued Class I3 shares of Transamerica Government Money Market in the reorganization.

Balanced Reorganization: The Board approved the reorganization of Balanced into Transamerica Balanced II, a newly organized series of Transamerica Funds. The reorganization is subject to certain closing conditions and is scheduled to close on or about September 15, 2017. Balanced shareholders will receive newly-issued Class I3 shares of Transamerica Balanced II in the reorganization. Transamerica Partners Institutional Balanced, a series of Transamerica Partners Funds Group II (“TPFG II”), was originally intended to be the performance and accounting survivor of the reorganization grouping. However, the Board of Trustees of TPFG II recently approved the liquidation of Transamerica Partners Institutional Balanced effective on or about September 15, 2017. Transamerica Partners Balanced, a series of Transamerica Partners Funds Group, will now be the performance and accounting survivor of the reorganization grouping.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolios. TAM provides continuous and regular investment management services to the Portfolios.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Board, participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM’s investment management services include the provision of supervisory and administrative services to the Portfolios. TAM, not the Portfolios, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolios’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign taxes: The Portfolios may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolios may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolios accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolios invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolios with broker/dealers with which other funds or portfolios advised by TAM have established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolios. In no event will commissions paid by the Portfolios be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

There were no commissions recaptured during the period ended June 30, 2017 by the Portfolios.

Indemnification: In the normal course of business, the Portfolios enter into contracts that contain a variety of representations that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios and/or their affiliates that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolios’ investments, at June 30, 2017, is disclosed within the Security Valuation section of each Portfolio’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”) and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations and variable rate notes: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: Balanced normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2017, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2017, if any, are identified within the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at June 30, 2017, if any, are identified within the Schedule of Investments. Open balances at June 30, 2017, if any, are included in When-issued, delayed-delivery, and forward commitment purchased or sold within the Statements of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2017, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statements of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2017, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold within the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

By lending securities, the Portfolios seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. Net income from securities lending within the Statements of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2017, if any, are shown on a gross basis within the Schedule of Investments and Statements of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2017.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2017, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced
Securities Lending Transactions
Common Stocks	$143,101	$—	$—	$—	$143,101
Corporate Debt Securities	318,194	—	—	—	318,194
Short-Term U.S. Government Obligations	941,938	—	—	—	941,938
Total Securities Lending Transactions	$1,403,233	$—	$—	$—	$1,403,233
Total Borrowings	$1,403,233	$—	$—	$—	$1,403,233

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2017, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statements of Assets and Liabilities.

The following is a summary of the location and each Portfolio’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2017. Portfolios not listed in the subsequent tables do not have derivative investments during the period ended June 30, 2017.

Liability Derivatives
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(1,553)	$—	$—	$(1,553)
Total	$—	$—	$(1,553)	$—	$—	$(1,553)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of June 30, 2017.

Realized Gain (Loss) on Derivative Instruments
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced
Futures contracts	$—	$—	$71,915	$—	$—	$71,915
Total	$—	$—	$71,915	$—	$—	$71,915

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced
Futures contracts	$—	$—	$4,559	$—	$—	$4,559
Total	$—	$—	$4,559	$—	$—	$4,559

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2017.

	Futures Contracts at Notional Amount
Portfolio	Long	Short
Balanced	257	—

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

7. RISK FACTORS

Investing in the Portfolios may involve certain risks, as discussed in the Portfolios’ prospectuses, including but not limited to the following:

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Money market risk: A change in interest rates or a decline in the market value of a Government Money Market investment, lack of liquidity in the bond markets, real or perceived adverse economic or political conditions, inflation, or other market events could cause the value of your investment in Government Money Market, or its yield, to decline. While Government Money Market seeks to maintain a $1.00 share price, when market prices fall, the value of your investment could go down.

In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets. Government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which Government Money Market invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not Government Money Market invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of Government Money Market’s investments may be negatively affected.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Portfolios’ investment adviser, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of Government Money Market and Balanced. TAM and AUIM are affiliates of Aegon NV.

Certain officers and trustees of the Series Portfolio and of the entities that invest in the Series Portfolio are also officers and/or trustees of TAM or its affiliates. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Series Portfolio or from the entities that invest in the Series Portfolio.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2017, the percentage of each Portfolio owned by an affiliated investment company or subsidiary are reflected in the following tables.

Transamerica Partners Funds Group (“TPFG”) is an open-end management investment company. As of June 30, 2017, the percentage of each Portfolio that is owned by TPFG is as follows:

TPFG	Investments in Portfolio
Government Money Market	67.67%
Balanced	60.08%

Transamerica Partners Funds Group II (“TPFG II”) is an open-end management investment company. As of June 30, 2017, the percentage of each Portfolio that is owned by TPFG II is as follows:

TPFG II	Investments in Portfolio
Government Money Market	22.33%
Balanced	3.89%

Transamerica Financial Life Insurance Company (“TFLIC”) is a wholly-owned subsidiary of Aegon USA. As of June 30, 2017, the percentage of each Portfolio that is owned by TFLIC sub-accounts is as follows:

TFLIC Sub-accounts	Investments in Portfolio
Government Money Market	2.65%
Balanced	35.28%

Transamerica Retirement Solutions Collective Trust (“CIT”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. As of June 30, 2017, the percentage of each Portfolio that is owned by CIT sub-accounts is as follows:

CIT Sub-accounts	Investments in Portfolio
Government Money Market	7.32%
Balanced	0.49%

Transamerica Partners Collective Trust Funds (“CTF”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. As of June 30, 2017, the percentage of each Portfolio that is owned by CTF sub-accounts is as follows:

CTF Sub-accounts	Investments in Portfolio
Government Money Market	0.03%

Investment advisory fees: TAM manages the assets of each Portfolio of the Series Portfolio pursuant to the investment advisory agreement with the Series Portfolio. Each Portfolio pays an advisory fee to TAM based on daily Average Net Assets (“ANA”) at the following annual rates:

Portfolio	Rate
Government Money Market
First $1 billion	0.25%
Over $1 billion up to $3 billion	0.24%
Over $3 billion	0.23%
Balanced	0.45%

TAM has voluntarily agreed to waive and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs exceed the following stated annual operating expense limits. The expenses waived and/or reimbursed, if any, are included in

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Expenses waived and/or reimbursed within the Statements of Operations. Fee waivers and/or reimbursements are not subject to recapture by TAM in future years.

Portfolio	Operating Expense Limit	Operating Expense Limit Effective Through
Government Money Market	0.30%	May 1, 2018
Balanced	0.50%	May 1, 2018

TAM also may waive and/or reimburse additional fees from time to time to help maintain competitive expense ratios. These arrangements are voluntary and may be terminated at any time. Expenses waived and/or reimbursed that are unsettled at year end, if any, are included in Due from adviser within the Statements of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Series Portfolio to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended June 30, 2017, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolios incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2017.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2017, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Portfolio	Long-Term	U.S. Government	Long-Term	U.S. Government
Balanced	$47,775,917	$3,575,005	$50,165,132	$3,516,850

10. FEDERAL INCOME TAXES

The Series Portfolio has received rulings from the Internal Revenue Service that each Portfolio will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Portfolios because taxable income/(loss) of each Portfolio is included in the income tax returns of the investors. It is intended that the Portfolios’ assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolios’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolios’ financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other within the Statements of Operations. The Portfolios identify their major tax jurisdictions as U.S. Federal, the states of Colorado and New York, and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. For tax purposes, each component of the Portfolios’ net assets are reported at the investor level; therefore, the Statements of Assets and Liabilities do not present the components of net assets. Each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains; which may differ from GAAP.

11. NEW ACCOUNTING PRONOUNCEMENTS

In October 2016, the Securities and Exchange Commission adopted new rules and amended existing rules (together the, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENTS (continued)

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Funds’ financial statements.

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolios’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolios in September 2016 as a reimbursement. The amounts applicable to each Portfolio, if any, were recognized as a change in accounting estimate and are reflected in the prior year Net investment income (loss) within the Statements of Changes in Net Assets. This resulted in a decrease in Net expenses and an overall increase in Net assets.

Transamerica Partners Portfolios	Semi-Annual Report 2017

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Trustees” or the “Board”) held on June 7-8, 2017, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Partners Portfolios, on behalf of Transamerica Partners Balanced Portfolio and Transamerica Partners Government Money Market Portfolio (each a “Portfolio” and collectively the “Portfolios”).

The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) between TAM and the corresponding sub-advisers listed in the right column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	Aegon USA Investment Management, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Government Money Market Portfolio	Aegon USA Investment Management, LLC

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the applicable Portfolio and its investors. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2018.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses for each Portfolio was better made at the level of the funds that invest in the applicable Portfolio (i.e., the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since investors could not invest directly in the Portfolio and that is the manner in which Broadridge provided its comparative information. In their review, the Trustees also sought to identify Portfolios for which the performance, fees, total expenses and/or profitability appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and, as applicable, each Sub-Adviser to the applicable Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for J.P. Morgan Investment Management Inc. (“J.P. Morgan”) and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM, when acting as a manager of managers, for the portion of the investment advisory fee it retains from each Portfolio after payment of the sub-advisory fees. With respect to each Portfolio, the Board noted that the investment advisory and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading

Transamerica Partners Portfolios	Semi-Annual Report 2017

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark(s), in each case for various trailing periods ended December 31, 2016.

When considering each Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

Transamerica Partners Balanced Portfolio. The Board noted that the performance of the Transamerica Partners Fund and the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund and the Transamerica Partners Institutional Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s equity sub-adviser, J.P. Morgan, had commenced subadvising that portion of the Portfolio on July 9, 2010 pursuant to its current equity investment strategies. The Board also noted that the Portfolio’s fixed-income sub-adviser, Aegon USA Investment Management, LLC (“AUIM”), had commenced subadvising that portion of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies. The Trustees also noted recent changes in the portfolio management team at AUIM. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Government Money Market Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Transamerica Partners Fund and the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 1, 2013 pursuant to investment strategies that differed from the previous ones. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Portfolio, including information provided by Broadridge comparing the investment advisory fee and total expense ratio of each Transamerica Partners Fund and Transamerica Partners Institutional Fund to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

Transamerica Partners Portfolios	Semi-Annual Report 2017

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

Transamerica Partners Balanced Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe and that the Transamerica Partners Institutional Fund’s contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Government Money Market Portfolio. The Board noted that the contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund and the Transamerica Partners Institutional Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration and other services, to the Portfolios and to Transamerica Partners Portfolios as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Portfolio and Transamerica Partners Portfolios as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for each Portfolio.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM (with the exception of those fees paid to AUIM, which is affiliated with TAM), and are paid by TAM and not the applicable Portfolio. As a result, for those Portfolios not sub-advised by AUIM, the Board focused on the profitability of TAM and its affiliates with respect to the applicable Portfolio. For each Portfolio sub-advised by AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolios was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolios benefited from any economies of scale. The Board recognized that, as a Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered each Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolios through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s investment advisory fee schedule. The Trustees concluded that each Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2017

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolios

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolios. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with the Portfolios and that TAM believes that the use of soft dollars by J.P. Morgan is generally appropriate and in the best interests of Transamerica Partners Balanced Portfolio. The Board also noted that AUIM participates in a brokerage program pursuant to which a portion of brokerage commissions paid by Transamerica Partners Balanced Portfolio is recaptured for the benefit of the Portfolio and its investors, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its investors. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolios.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the applicable Portfolio and its investors and voted to approve the renewal of each of the Agreements.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTICE OF PRIVACY POLICY

(unaudited)

Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This privacy policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

TRANSAMERICA PARTNERS FUNDS

PO Box 219945

Kansas City, MO 64121-9945

Customer Service: 1-888-233-4339

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group II
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 1, 2017

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	September 1, 2017

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer